UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04980

TCW Strategic Income Fund, Inc.

(Exact name of registrant as specified in charter)

865 South Figueroa Street, Suite 1800, Los Angeles, CA 90017

(Address of principal executive offices)

Patrick W. Dennis, Esq.

Assistant Secretary

865 South Figueroa Street, Suite 1800

Los Angeles, CA 90017

(Name and address of agent for service)

Registrant’s telephone number, including area code: (213) 244-0000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2017

Item 1.	Report to Shareholders.

JUNE 30

SEMI-ANNUAL

R E P O R T

TCW Strategic Income Fund, Inc.

To Our Valued Shareholders

David S. DeVito President, Chief Executive Officer and Director

Dear Valued Shareholder,

TCW is pleased to present the 2017 semi-annual report for the TCW Strategic Income Fund (“TSI” or the “Fund”). TSI is a multi-asset class closed-end fund managed by TCW Investment Management Company LLC and is listed on the New York Stock Exchange under the ticker TSI. For the first half of 2017, the shareholders of TSI realized a 7.92% return on investment and the Fund’s net asset value per share (“NAV”) increased by 4.15% (i.e., returns of the underlying assets), while the TSI Custom Index gained 4.70%. The Fund’s year-to-date price based return exceeded the NAV based return which helped narrow the discount between NAV and share price from 8.3% at the beginning of the year to 5.1% by June 30, 2017. Annualized price based performance for the trailing 3-Year period and longer remained well ahead of the Fund’s benchmark.

In the first two quarters of 2017, the Fund paid a quarterly dividend of 5.5 cents per share.

Fund Performance

		Annualized Return as of June 30, 2017
	Six Months Return	1 Year	3 Year	5 Year	10 Year	Since 3/1/06(2)	Since 3/5/87(3)
Price Based Return	7.92%	9.31%	5.24%	7.79%	11.38%	10.95%	8.35%
NAV Based Return	4.15%	6.96%	4.08%	8.05%	10.52%	9.67%	8.68%
Custom Benchmark(1)	4.70%	7.89%	4.37%	6.48%	6.13%	6.34%	n/a

(1)	Custom Benchmark Index: 15% S&P 500 with Income, 15% Merrill Lynch Convertible Index, 45% Barclays Capital Aggregate Bond Index, 25% Citi High Yield Cash Pay Index. Past performance is no guarantee of future results. Current performance may be lower or higher than that quoted. The market value and net asset value of the Fund’s shares will fluctuate with market conditions. Returns shown do not reflect the deduction of taxes that a shareholder would pay on the Fund’s distributions. You should not draw any conclusions about the Fund’s performance from the amount of the quarterly distribution or from the terms of the Fund’s distribution policy.
(2)	The date on which the Fund’s principal strategy changed to a multi-asset class fund. Prior to this date, the Fund primarily invested in convertible securities.
(3)	Inception date of the Fund.

Management Commentary

TCW manages the portfolio of securities according to a full cycle discipline. Effectively, this means that our management style opportunistically increases the level of risk taking with respect to the assets in the early years of an asset price/credit cycle. In the latter stages of the cycle, our proclivity is to reduce risk, which naturally also has the tendency to pull down the overall yield of the portfolio. TCW does judge the current cycle to be in its later stages and hence the portfolio has been actively de-risked across a number of different dimensions. Of course, price volatility can never be eliminated nor can the future be judged with any certainty. That said, management’s efforts to de-risk the portfolio, while causing portfolio yield to remain modest, also should have the effect of somewhat mitigating the impact of potential market de-leveraging events.

Our belief that the cycle has entered a late stage is predicated on a number of observations. These include:

1.	High and rising leverage within the corporate debt sector
2.	Worsening loss and delinquency trends within consumer credit, especially in the auto and credit card lending arenas
3.	A flattening trend in terms of bank commercial and industrial lending
4.	Probable reductions in global central bank stimulus and an apparent inability of the Fed to “normalize” rates

Letter to Shareholders (Continued)

5.	Substantial declines in market based volatility metrics
6.	At cycle-tight in terms of the “flatness” of the yield curve, i.e., a narrowing of the yield between longer dated and shorter dated debt securities

Giving these observations, management is focused on investment securities and strategies that draw from the relatively safer sectors of the market. These include (but are not limited to) private label, “legacy” non-agency mortgage-backed securities, AAA-rated commercial mortgages, government guaranteed student loan securitizations, and investment grade corporate debt.

Portfolio Positioning as of June 30, 2017

SECTOR ALLOCATION(1)	MBS ALLOCATION

(1)	Allocation based on market value of investments.

ABS -	Asset-Backed Securities
MBS -	Mortgage-Backed Securities
CB -	Corporate Bonds
MUNI -	Municipal Bonds
UST -	U.S. Treasuries
MM -	Money Market
ST -	Short Term Securities
CMBS -	Commercial Mortgage-Backed Securities
RMBS -	Residential Mortgage-Backed Securities

We greatly appreciate your investment in the Fund and your continuing support of TCW. If you have any additional questions or comments, we invite you to visit our web site at www.tcw.com or contact our shareholder services department at 1-866-227-8179, or contact@tcw.com.

Sincerely,

David S. DeVito

President, Chief Executive Officer and Director

TCW Strategic Income Fund, Inc.

Schedule of Investments (Unaudited)	June 30, 2017

	Principal Amount	Fixed Income Securities	Value
		Asset-Backed Securities (12.8% of Net Assets)
$	255,000	321 Henderson Receivables LLC, (17-1A-A), (144A), 3.99%, due 08/16/60 (1)	$256,888
	1,400,000	A Voce CLO, Ltd., (14-1A-A1R), (144A), 2.318%, due 07/15/26 (1)(2)	1,402,603
	1,370,000	AMMC CLO, (16-19A-A), (144A), 2.658%, due 10/15/28 (1)(2)	1,378,439
	777,891	AMUR Finance I LLC, (13-1), 10%, due 01/25/22	373,381
	529,571	AMUR Finance I LLC, (13-2), 10%, due 03/20/24	238,302
	565,000	BA Credit Card Trust, (07-A11-A11), 1.229%, due 12/15/19 (2)	565,004
	710,000	Babson CLO, Ltd., (14-3A-AR), (144A), 2.478%, due 01/15/26 (1)(2)	711,526
	683,890	Bayview Commercial Asset Trust, (03-2-A), (144A), 2.086%, due 12/25/33 (1)(2)	644,947
	556,759	Bayview Commercial Asset Trust, (04-1-A), (144A), 1.576%, due 04/25/34 (1)(2)	548,765
	560,510	Bayview Commercial Asset Trust, (04-2-A), (144A), 1.646%, due 08/25/34 (1)(2)	542,233
	291,141	Bayview Commercial Asset Trust, (04-3-A1), (144A), 1.586%, due 01/25/35 (1)(2)	281,291
	818,543	Bayview Commercial Asset Trust, (06-4A-A1), (144A), 1.446%, due 12/25/36 (1)(2)	776,461
	395,416	Bayview Commercial Asset Trust, (07-3-A1), (144A), 1.264%, due 07/25/37 (1)(2)	363,783
	1,400,000	Blue Hill CLO, Ltd., (13-1A-AR), (144A), 2.338%, due 01/15/26 (1)(2)	1,403,146
	2,200,000	Brazos Higher Education Authority, Inc., (10-1-A2), 2.389%, due 02/25/35 (2)	2,234,413
	885,063	CIT Education Loan Trust, (07-1-A), (144A), 1.386%, due 03/25/42 (1)(2)	831,258
	700,000	Citibank Credit Card Issuance Trust, (08-A7-A7), 2.587%, due 05/20/20 (2)	708,154
	640,000	Dryden Senior Loan Fund, (15-37A A), (144A), 2.658%, due 04/15/27 (1)(2)	641,261
	1,260,000	Education Loan Asset-Backed Trust I, (13-1-A2), (144A), 2.016%, due 04/26/32 (1)(2)	1,230,177
	1,500,000	EFS Volunteer No 2 LLC, (12-1-A2), (144A), 2.566%, due 03/25/36 (1)(2)	1,526,097
	2,317,834	GCO Education Loan Funding Master Trust II, (06-2AR-A1RN), (144A), 1.866%, due 08/27/46 (1)(2)	2,168,839
	242,940	GE Business Loan Trust, (05-1A-A3), (144A), 1.409%, due 06/15/33 (1)(2)	232,752
	474,331	GE Business Loan Trust, (05-2A-A), (144A), 1.399%, due 11/15/33 (1)(2)	455,720
	308,125	Global SC Finance SRL, (14-1A-A2), (144A), 3.09%, due 07/17/29 (1)	302,334
	313,258	Goal Capital Funding Trust, (06-1-B), 1.639%, due 08/25/42 (2)	289,744
	518,200	Higher Education Funding I, (14-1-A), (144A), 2.239%, due 05/25/34 (1)(2)	516,593
	9,039	Honda Auto Receivables Owner Trust, (14-2-A3), 0.77%, due 03/19/18	9,036
	127,503	Honda Auto Receivables Owner Trust, (15-1-A3), 1.05%, due 10/15/18	127,388
	575,000	Nelnet Student Loan Trust, (14-4A-A2), (144A), 1.974%, due 11/25/48 (1)(2)	564,030
	2,200,000	North Carolina State Education Assistance Authority, (11-1-A3), 2.056%, due 10/25/41 (2)	2,197,292
	129,232	Peachtree Finance Co. LLC, (2005-B-A), (144A), 4.71%, due 04/15/48 (1)	129,761
	998,447	Scholar Funding Trust, (12-B-A2), (144A), 2.322%, due 03/28/46 (1)(2)	999,262
	437,248	SLC Student Loan Trust, (04-1-B), 1.472%, due 08/15/31 (2)	396,493
	546,749	SLC Student Loan Trust, (06-1-B), 1.456%, due 03/15/55 (2)	496,419
	787,216	SLC Student Loan Trust, (06-2-A5), 1.346%, due 09/15/26 (2)	785,629
	467,586	SLM Student Loan Trust, (04-2-B), 1.626%, due 07/25/39 (2)	428,216
	541,872	SLM Student Loan Trust, (05-9-B), 1.456%, due 01/25/41 (2)	494,292
	1,400,000	SLM Student Loan Trust, (06-2-A6), 1.326%, due 01/25/41 (2)	1,345,140
	1,400,000	SLM Student Loan Trust, (06-8-A6), 1.316%, due 01/25/41 (2)	1,306,960
	165,014	SLM Student Loan Trust, (07-6-B), 2.006%, due 04/27/43 (2)	156,467
	150,000	SLM Student Loan Trust, (07-7-B), 1.906%, due 10/27/70 (2)	136,557
	225,000	SLM Student Loan Trust, (08-2-B), 2.356%, due 01/25/83 (2)	205,699
	225,000	SLM Student Loan Trust, (08-3-B), 2.356%, due 04/26/83 (2)	209,865
	225,000	SLM Student Loan Trust, (08-4-B), 3.006%, due 04/25/29 (2)	218,873

See accompanying notes to financial statements.

TCW Strategic Income Fund, Inc.

Schedule of Investments (Unaudited) (Continued)

	Principal Amount	Fixed Income Securities	Value
		Asset-Backed Securities (Continued)
$	225,000	SLM Student Loan Trust, (08-5-B), 3.006%, due 07/25/73 (2)	$222,154
	225,000	SLM Student Loan Trust, (08-6-B), 3.006%, due 07/26/83 (2)	221,471
	225,000	SLM Student Loan Trust, (08-7-B), 3.006%, due 07/26/83 (2)	221,034
	225,000	SLM Student Loan Trust, (08-8-B), 3.406%, due 10/25/75 (2)	226,017
	225,000	SLM Student Loan Trust, (08-9-B), 3.406%, due 10/25/83 (2)	228,536
	723,683	Structured Receivables Finance LLC, (10-A-B), (144A), 7.614%, due 01/16/46 (1)	813,739
	422,447	Structured Receivables Finance LLC, (10-B-B), (144A), 7.97%, due 08/15/36 (1)	500,263
	1,400,000	Student Loan Consolidation Center, (02-2-B2), (144A), 2.579%, due 07/01/42 (1)(2)	1,175,117
	342,468	Vermont Student Assistance Corp., (12-1-A), 1.744%, due 07/28/34 (2)	342,423
	1,405,000	Voya CLO, Ltd., (15-2A-A), (144A), 2.553%, due 07/23/27 (1)(2)	1,415,883

		Total Asset-Backed Securities (Cost: $35,805,403)	36,198,127

		Mortgage-Backed Securities (53.7%)
		Commercial Mortgage-Backed Securities — Agency (1.9%)
	11,482,265	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, (K702-X1), 1.617%, due 02/25/18(I/O) (2)	61,870
	5,554,602	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, (KP01-X), 3.239%, due 01/25/19(I/O) (2)	140,217
	12,000,000	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, (KS07-X), 0.778%, due 09/25/25(I/O) (2)	540,830
	430,650	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, (KSCT-A1), 3.194%, due 12/25/19	438,302
	4,779,122	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, (KSCT-AX), 1.201%, due 01/25/20(I/O) (2)	112,032
	7,607,801	Federal National Mortgage Association, (11-M5-A2), 1.27%, due 07/25/21(ACES)(I/O) (2)	297,882
	268,264	Federal National Mortgage Association, (12-M11-FA), 1.544%, due 08/25/19(ACES) (2)	268,312
	1,880,303	Federal National Mortgage Association, (13-M13-FA), 1.566%, due 05/25/18 (2)	1,882,246
	8,852,723	Government National Mortgage Association, (09-114-IO), 0.973%, due 10/16/49(I/O) (2)	61,490
	22,786,905	Government National Mortgage Association, (11-10-IO), 0.063%, due 12/16/45(I/O) (2)	273,235
	19,539,432	Government National Mortgage Association, (11-105-IO), 0.126%, due 09/16/51(I/O) (2)	225,387
	5,851,411	Government National Mortgage Association, (11-152-IO), 0.76%, due 08/16/51(I/O) (2)	150,996
	18,086,058	Government National Mortgage Association, (11-42-IO), 0%, due 08/16/50(I/O) (2)(3)	254,688
	6,773,462	Government National Mortgage Association, (14-125-IO), 0.973%, due 11/16/54(I/O) (2)	463,938
	2,796,025	Government National Mortgage Association, (16-22-IX), 1.226%, due 06/16/38(I/O) (2)	279,500

		Total Commercial Mortgage-Backed Securities — Agency	5,450,925

See accompanying notes to financial statements.

TCW Strategic Income Fund, Inc.

June 30, 2017

	Principal Amount	Fixed Income Securities	Value
		Commercial Mortgage-Backed Securities — Non-Agency (2.0%)
$	260,000	BAMLL Commercial Mortgage Securities Trust, (14-520M-A), (144A), 4.325%, due 08/15/46 (1)(2)	$277,727
	190,000	CGRBS Commercial Mortgage Trust, (13-VN05-A), (144A), 3.369%, due 03/13/35 (1)	197,162
	3,797,869	Citigroup Commercial Mortgage Trust, (12-GC8-XA), (144A), 2.168%, due 09/10/45(I/O) (1)(2)(4)	271,415
	4,482,234	COMM Mortgage Trust, (13-CR12-XA), 1.502%, due 10/10/46(I/O) (2)	254,120
	270,000	GS Mortgage Securities Corp. Trust, (12-SHOP-A), (144A), 2.933%, due 06/05/31 (1)	274,763
	11,500,000	GS Mortgage Securities Corp. Trust, (17-GPTX-XCP), (144A), 0.911%, due 05/10/34(I/O) (1)(2)	261,541
	12,219,497	JPMorgan Chase Commercial Mortgage Securities Trust, (09-IWST-XA), (144A), 2.134%, due 12/05/27(I/O) (1)(2)(4)	548,135
	194,670	JPMorgan Chase Commercial Mortgage Securities Trust, (10-CNTR-A1), (144A), 3.3%, due 08/05/32 (1)	195,940
	240,000	JPMorgan Chase Commercial Mortgage Securities Trust, (10-CNTR-A2), (144A), 4.311%, due 08/05/32 (1)	251,511
	3,927,255	JPMorgan Chase Commercial Mortgage Securities Trust, (13-LC11-XA), 1.563%, due 04/15/46(I/O) (2)	215,610
	886,891	Morgan Stanley Bank of America Merrill Lynch Trust, (13-C11-A2), 3.085%, due 08/15/46	898,040
	4,595,977	Morgan Stanley Bank of America Merrill Lynch Trust, (13-C7-XA), 1.625%, due 02/15/46(I/O) (2)	265,971
	255,000	OBP Depositor LLC Trust, (10-OBP-A), (144A), 4.646%, due 07/15/45 (1)	272,444
	1,869,094	UBS Commercial Mortgage Trust, (12-C1-XA), (144A), 2.271%, due 05/10/45(I/O) (1)(2)(4)	147,574
	3,572,518	WFRBS Commercial Mortgage Trust, (12-C9-XA), (144A), 2.233%, due 11/15/45(I/O) (1)(2)	255,203
	8,749,391	WFRBS Commercial Mortgage Trust, (14-C23-XA), 0.825%, due 10/15/57(I/O) (2)	304,836
	14,311,704	WFRBS Commercial Mortgage Trust, (14-LC14-XA), 1.531%, due 03/15/47(I/O) (2)	794,371

		Total Commercial Mortgage-Backed Securities — Non-Agency	5,686,363

		Residential Mortgage-Backed Securities — Agency (1.4%)
	154,277	Federal Home Loan Mortgage Corp., (1673-SD), 14.5%, due 02/15/24(I/F) (PAC) (2)	182,945
	333,129	Federal Home Loan Mortgage Corp., (1760-ZD), 1.77%, due 02/15/24 (2)	331,992
	181,934	Federal Home Loan Mortgage Corp., (2990-JK), 17.368%, due 03/15/35(I/F) (2)	241,929
	3,290,937	Federal Home Loan Mortgage Corp., (3122-SG), 4.471%, due 03/15/36(I/O) (I/F) (TAC) (PAC) (2)	576,088
	961,188	Federal Home Loan Mortgage Corp., (3239-SI), 5.491%, due 11/15/36(I/O) (I/F) (PAC) (2)	185,003
	377,527	Federal Home Loan Mortgage Corp., (3323-SA), 4.951%, due 05/15/37(I/O) (I/F) (2)	48,593
	377,696	Federal Home Loan Mortgage Corp., (3459-JS), 5.091%, due 06/15/38(I/O) (I/F) (2)	61,885
	1,934,045	Federal Home Loan Mortgage Corp., (4030-HS), 5.451%, due 04/15/42(I/O) (I/F) (2)	335,214

See accompanying notes to financial statements.

TCW Strategic Income Fund, Inc.

Schedule of Investments (Unaudited) (Continued)

	Principal Amount	Fixed Income Securities	Value
		Residential Mortgage-Backed Securities — Agency (Continued)
$	2,382,714	Federal National Mortgage Association, (04-53-QV), 1.59%, due 02/25/34(I/O) (I/F) (2)	$70,476
	229,318	Federal National Mortgage Association, (07-42-SE), 4.894%, due 05/25/37(I/O) (I/F) (2)	28,414
	2,538,550	Federal National Mortgage Association, (07-48-SD), 4.884%, due 05/25/37(I/O) (I/F) (2)	390,501
	513,648	Federal National Mortgage Association, (09-69-CS), 5.534%, due 09/25/39(I/O) (I/F) (2)	84,136
	2,740,436	Government National Mortgage Association, (06-35-SA), 5.388%, due 07/20/36(I/O) (I/F) (2)	458,285
	4,676,659	Government National Mortgage Association, (06-61-SA), 3.538%, due 11/20/36(I/O) (I/F) (TAC) (2)	461,514
	2,621,164	Government National Mortgage Association, (08-58-TS), 5.188%, due 05/20/38(I/O) (I/F) (TAC) (2)	322,489

		Total Residential Mortgage-Backed Securities — Agency	3,779,464

		Residential Mortgage-Backed Securities — Non-Agency (48.4%)
	614,188	ACE Securities Corp., (04-IN1-A1), 1.856%, due 05/25/34 (2)	572,029
	1,825,797	ACE Securities Corp., (07-ASP1-A2C), 1.476%, due 03/25/37 (2)	1,116,775
	1,151,794	Adjustable Rate Mortgage Trust, (05-4-6A22), 3.502%, due 08/25/35 (2)	395,041
	693,443	Adjustable Rate Mortgage Trust, (06-1-2A1), 3.759%, due 03/25/36 (2)(5)	561,468
	8,484,046	Alternative Loan Trust, (06-8T1-1A2), 4.284%, due 04/25/36(I/O) (2)	1,394,076
	462,704	Asset-Backed Funding Certificates, (05-HE2-M2), 1.966%, due 06/25/35 (2)	465,107
	1,600,000	Asset-Backed Funding Certificates, (07-NC1-A2), (144A), 1.516%, due 05/25/37 (1)(2)	1,288,637
	1,500,000	Asset-Backed Securities Corp. Home Equity, (06-HE1-A4), 1.516%, due 01/25/36 (2)	1,415,880
	3,000,000	Asset-Backed Securities Corp. Home Equity, (06-HE3-A5), 1.486%, due 03/25/36 (2)	2,731,218
	944,663	Asset-Backed Securities Corp. Home Equity, (07-HE1-A1B), 1.366%, due 12/25/36 (2)	919,605
	1,169,941	Banc of America Alternative Loan Trust, (05-10-1CB1), 1.616%, due 11/25/35 (2)(5)	1,047,096
	1,841,791	Banc of America Funding Corp., (15-R3-6A2), (144A), 1.194%, due 05/27/36 (1)(2)	1,430,244
	688,653	Banc of America Funding Trust, (06-3-4A14), 6%, due 03/25/36	700,018
	430,175	Banc of America Funding Trust, (06-3-5A3), 5.5%, due 03/25/36 (5)	405,655
	345,780	BCAP LLC Trust, (11-RR3-1A5), (144A), 3.613%, due 05/27/37 (1)(2)	346,297
	860,119	BCAP LLC Trust, (11-RR3-5A3), (144A), 3.264%, due 11/27/37 (1)(2)	861,195
	158,628	BCAP LLC Trust, (11-RR5-1A3), (144A), 3.016%, due 03/26/37 (1)(2)	158,867
	684,512	Bear Stearns Adjustable Rate Mortgage Trust, (03-7-9A), 3.282%, due 10/25/33 (2)	684,923
	652,780	Bear Stearns Adjustable Rate Mortgage Trust, (05-9-A1), 2.83%, due 10/25/35 (2)	642,530
	1,273,275	Bear Stearns Adjustable Rate Mortgage Trust, (07-4-22A1), 3.882%, due 06/25/47 (2)(5)	1,221,838
	1,146,521	Bear Stearns ALT-A Trust, (05-3-4A3), 3.205%, due 04/25/35 (2)	1,125,705
	818,638	Bear Stearns Asset-Backed Securities Trust, (05-AC6-1A3), 5.5%, due 09/25/35 (2)	809,669
	507,357	Bear Stearns Asset-Backed Securities Trust, (06-IM1-A1), 1.446%, due 04/25/36 (2)	533,842
	455,990	Centex Home Equity Loan Trust, (05-A-AF5), 5.78%, due 01/25/35	465,920
	2,319,070	Centex Home Equity Loan Trust, (06-A-AV4), 1.466%, due 06/25/36 (2)	2,333,096
	1,126,866	CIM Trust, (15-4AG-A1), (144A), 3.051%, due 10/25/57 (1)(2)	1,137,087
	710,589	Citigroup Mortgage Loan Trust, Inc., (05-11-A2A), 2.93%, due 10/25/35 (2)	726,959

See accompanying notes to financial statements.

TCW Strategic Income Fund, Inc.

June 30, 2017

	Principal Amount	Fixed Income Securities	Value
		Residential Mortgage-Backed Securities — Non-Agency (Continued)
$	1,950,318	Citigroup Mortgage Loan Trust, Inc., (05-8-1A1A), 3.372%, due 10/25/35 (2)(5)	$1,825,739
	339,441	Citigroup Mortgage Loan Trust, Inc., (06-WFH3-A4), 1.456%, due 10/25/36 (2)	339,197
	2,168,794	Citigroup Mortgage Loan Trust, Inc., (14-10-2A2), (144A), 1.274%, due 07/25/37 (1)(2)	2,002,062
	1,265,616	CitiMortgage Alternative Loan Trust, (06-A3-1A7), 6%, due 07/25/36 (5)	1,194,849
	731,644	CitiMortgage Alternative Loan Trust, (06-A5-1A8), 6%, due 10/25/36 (5)	668,824
	903,496	COLT Mortgage Loan Trust, (16-1-A1), (144A), 3%, due 05/25/46 (1)	915,165
	188,513	Conseco Finance Securitizations Corp., (01-4-A4), 7.36%, due 08/01/32 (2)	198,809
	1,763,015	Conseco Finance Securitizations Corp., (99-6-A1), (144A), 7.36%, due 06/01/30 (1)(2)	1,265,491
	362,038	Conseco Financial Corp., (96-6-M1), 7.95%, due 09/15/27 (2)	394,468
	442,740	Conseco Financial Corp., (96-7-M1), 7.7%, due 09/15/26 (2)	478,601
	102,531	Conseco Financial Corp., (97-3-A5), 7.14%, due 03/15/28	104,753
	42,506	Conseco Financial Corp., (97-3-A7), 7.64%, due 03/15/28 (2)	43,523
	303,461	Conseco Financial Corp., (98-3-A6), 6.76%, due 03/01/30 (2)	324,084
	377,018	Conseco Financial Corp., (98-4-A5), 6.18%, due 04/01/30	384,447
	322,398	Conseco Financial Corp., (98-4-A6), 6.53%, due 04/01/30 (2)	345,117
	341,381	Conseco Financial Corp., (98-4-A7), 6.87%, due 04/01/30 (2)	368,070
	1,150,761	Countryplace Manufactured Housing Contract Trust, (07-1-A4), (144A), 5.846%, due 07/15/37 (1)(2)	1,171,338
	317,106	Countrywide Alternative Loan Trust, (05-20CB-4A1), 5.25%, due 07/25/20 (5)	312,387
	904,817	Countrywide Asset-Backed Certificates, (07-13-2A1), 2.116%, due 10/25/47 (2)	874,266
	1,078,443	Countrywide Home Loans, (04-HYB4-B1), 3.346%, due 09/20/34 (2)	203,746
	31,464,475	Countrywide Home Loans, (06-14-X), 0.202%, due 09/25/36(I/O) (2)	210,208
	1,754,655	Countrywide Home Loans, (06-HYB2-1A1), 3.563%, due 04/20/36 (2)(5)	1,343,603
	531,106	Credit Suisse First Boston Mortgage Securities Corp., (04-AR5-11A2), 1.956%, due 06/25/34 (2)	517,955
	1,524,229	Credit Suisse First Boston Mortgage Securities Corp., (05-12-1A1), 6.5%, due 01/25/36 (5)	1,096,566
	857,822	Credit Suisse Mortgage Capital Certificates, (06-6-1A8), 6%, due 07/25/36 (5)	698,112
	1,066,226	Credit Suisse Mortgage Trust, (12-2R-1A2), (144A), 3.132%, due 05/27/35 (1)(2)	880,159
	732,992	Credit-Based Asset Servicing and Securitization LLC, (03-CB3-AF1), 3.379%, due 12/25/32	727,557
	1,290,000	Credit-Based Asset Servicing and Securitization LLC, (05-CB4-M2), 1.666%, due 07/25/35 (2)	1,283,473
	1,630,280	Credit-Based Asset Servicing and Securitization LLC, (06-CB1-AF2), 3.443%, due 01/25/36	1,288,521
	2,964,747	Credit-Based Asset Servicing and Securitization LLC, (06-CB2-AF2), 3.39%, due 12/25/36	2,012,682
	1,443,794	Credit-Based Asset Servicing and Securitization LLC, (07-CB2-A2B), 4.291%, due 02/25/37	1,056,766
	1,418,545	Credit-Based Asset Servicing and Securitization LLC, (07-CB2-A2C), 4.291%, due 02/25/37	1,038,151
	1,653,909	Credit-Based Asset Servicing and Securitization LLC, (07-CB3-A3), 3.908%, due 03/25/37	942,302
	882,264	CSMC Trust, (14-CIM1-A1), (144A), 2.745%, due 01/25/58 (1)(2)	890,252

See accompanying notes to financial statements.

TCW Strategic Income Fund, Inc.

Schedule of Investments (Unaudited) (Continued)

	Principal Amount	Fixed Income Securities	Value
		Residential Mortgage-Backed Securities — Non-Agency (Continued)
$	2,372,572	Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, (06-AB2-A2), 5.61%, due 06/25/36 (2)(5)	$2,162,921
	993,277	Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, (06-AR6-A6), 1.406%, due 02/25/37 (2)(5)	822,408
	594,179	DSLA Mortgage Loan Trust, (06-AR2-2A1A), 1.409%, due 10/19/36 (2)	532,601
	1,175,822	First Franklin Mortgage Loan Asset-Backed Certificates, (06-FF13-A2C), 1.376%, due 10/25/36 (2)	876,831
	1,409,116	First Franklin Mortgage Loan Asset-Backed Certificates, (06-FF18-A2D), 1.426%, due 12/25/37 (2)	988,482
	694,047	First Horizon Alternative Mortgage Securities Trust, (05-AA10-2A1), 3.11%, due 12/25/35 (2)(5)	631,178
	908,984	Greenpoint Manufactured Housing, (00-1-A4), 8.14%, due 03/20/30 (2)	951,584
	1,764,465	GSAA Home Equity Trust, (06-13-AF6), 6.04%, due 07/25/36	1,061,414
	600,885	GSC Capital Corp. Mortgage Trust, (06-2-A1), 1.396%, due 05/25/36 (2)(5)	476,728
	500,780	GSR Mortgage Loan Trust, (05-AR3-6A1), 3.532%, due 05/25/35 (2)	475,845
	634,021	HSI Asset Loan Obligation Trust, (07-2-2A12), 6%, due 09/25/37	582,368
	292,091	HSI Asset Securitization Corp. Trust, (06-OPT2-2A4), 1.506%, due 01/25/36 (2)	292,596
	745,433	Indymac INDX Mortgage Loan Trust, (04-AR6-5A1), 3.29%, due 10/25/34 (2)	745,431
	908,480	Indymac INDX Mortgage Loan Trust, (05-AR19-A1), 3.285%, due 10/25/35 (2)(5)	793,047
	1,149,430	Indymac INDX Mortgage Loan Trust, (06-AR13-A4X), 1.895%, due 07/25/36(I/O) (2)	10,302
	1,062,023	Indymac INDX Mortgage Loan Trust, (06-AR9-1A1), 3.651%, due 06/25/36 (2)	896,420
	1,574,824	Indymac INDX Mortgage Loan Trust, (07-AR5-2A1), 3.522%, due 05/25/37 (2)(5)	1,335,805
	2,051,990	Indymac INDX Mortgage Loan Trust, (07-FLX2-A1C), 1.406%, due 04/25/37 (2)	1,666,594
	82,944	Indymac Manufactured Housing Contract, (98-2-A4), 6.64%, due 08/25/29 (2)	83,725
	996,357	JPMorgan Alternative Loan Trust, (06-A2-5A1), 3.408%, due 05/25/36 (2)(5)	703,069
	1,186,466	JPMorgan Mortgage Acquisition Corp., (05-FRE1-A2F3), 3.469%, due 10/25/35	1,176,781
	1,200,000	JPMorgan Mortgage Acquisition Trust, (07-CH1-MV1), 1.446%, due 11/25/36 (2)	1,187,176
	685,399	JPMorgan Mortgage Acquisition Trust, (07-CH4-A4), 1.376%, due 01/25/36 (2)	677,106
	346,145	JPMorgan Mortgage Trust, (04-A6-5A1), 3.177%, due 12/25/34 (2)	334,225
	231,066	JPMorgan Mortgage Trust, (07-S2-1A1), 5%, due 06/25/37	172,307
	1,863,000	JPMorgan Resecuritization Trust, (15-4-1A5), (144A), 1.214%, due 06/26/47 (1)(2)	1,429,048
	4,277,745	JPMorgan Resecuritization Trust, (15-4-2A2), (144A), 3.768%, due 06/26/47 (1)(2)	1,436,518
	157,838	Lehman ABS Manufactured Housing Contract Trust, (01-B-A6), 6.467%, due 04/15/40 (2)	163,077
	1,261,395	Lehman XS Trust, (06-10N-1A3A), 1.426%, due 07/25/46 (2)(5)	1,149,724
	1,838,707	Lehman XS Trust, (06-12N-A31A), 1.416%, due 08/25/46 (2)(5)	1,484,126
	1,474,029	Long Beach Mortgage Loan Trust, (04-4-M1), 2.116%, due 10/25/34 (2)	1,420,727
	1,300,052	MASTR Alternative Loans Trust, (07-HF1-4A1), 7%, due 10/25/47 (5)	974,735
	469,136	MASTR Asset-Backed Securities Trust, (06-NC1-A4), 1.516%, due 01/25/36 (2)	465,050
	2,000,000	MASTR Asset-Backed Securities Trust, (07-HE1-A4), 1.496%, due 05/25/37 (2)	1,445,252
	859,144	Merrill Lynch First Franklin Mortgage Loan Trust, (07-3-A2B), 1.346%, due 06/25/37 (2)	631,616
	1,754,353	Merrill Lynch First Franklin Mortgage Loan Trust, (07-3-A2C), 1.396%, due 06/25/37 (2)	1,279,240
	511,684	Merrill Lynch Mortgage-Backed Securities Trust, (07-2-1A1), 3.56%, due 08/25/36 (2)(5)	475,951

See accompanying notes to financial statements.

TCW Strategic Income Fund, Inc.

June 30, 2017

	Principal Amount	Fixed Income Securities	Value
		Residential Mortgage-Backed Securities — Non-Agency (Continued)
$	455,317	Mid-State Trust, (04-1-B), 8.9%, due 08/15/37	$519,397
	455,317	Mid-State Trust, (04-1-M1), 6.497%, due 08/15/37	485,172
	706,974	Morgan Stanley ABS Capital I, Inc. Trust, (03-NC6-M1), 2.416%, due 06/25/33 (2)	707,703
	860,421	Morgan Stanley ABS Capital I, Inc. Trust, (05-HE3-M3), 2.011%, due 07/25/35 (2)	862,865
	1,107,394	Morgan Stanley ABS Capital I, Inc. Trust, (06-HE3-A1), 1.356%, due 04/25/36 (2)	1,063,894
	737,763	Morgan Stanley ABS Capital I, Inc. Trust, (07-15AR-4A1), 3.464%, due 11/25/37 (2)(5)	600,228
	1,230,785	Morgan Stanley Home Equity Loan Trust, (06-2-A4), 1.496%, due 02/25/36 (2)	1,195,706
	734,819	MortgageIT Trust, (05-5-A1), 1.476%, due 12/25/35 (2)	685,199
	3,000,000	Nationstar Home Equity Loan Trust, (07-B-2AV3), 1.466%, due 04/25/37 (2)	2,970,838
	1,099,321	New Century Home Equity Loan Trust, (05-B-A2D), 1.616%, due 10/25/35 (2)	1,101,365
	1,700,000	New Century Home Equity Loan Trust, (06-C-A2D), 1.556%, due 12/25/35 (2)	1,632,334
	1,574,565	Nomura Asset Acceptance Corp., (06-AR1-1A), 4.521%, due 02/25/36 (2)	1,243,344
	1,955,991	Oakwood Mortgage Investors, Inc., (00-A-A4), 8.15%, due 09/15/29 (2)	1,258,652
	775,091	Oakwood Mortgage Investors, Inc., (00-D-A4), 7.4%, due 07/15/30 (2)	479,362
	1,404,663	Oakwood Mortgage Investors, Inc., (01-C-A3), 6.61%, due 06/15/31 (2)	503,139
	1,049,876	Oakwood Mortgage Investors, Inc., (01-D-A3), 5.9%, due 09/15/22 (2)	848,759
	608,276	Oakwood Mortgage Investors, Inc., (01-D-A4), 6.93%, due 09/15/31 (2)	527,560
	371,988	Oakwood Mortgage Investors, Inc., (02-A-A3), 6.03%, due 05/15/24 (2)	389,534
	383,671	Oakwood Mortgage Investors, Inc., (98-A-M), 6.825%, due 05/15/28 (2)	393,113
	85,733	Oakwood Mortgage Investors, Inc., (98-D-A), 6.4%, due 01/15/29	86,441
	386,858	Oakwood Mortgage Investors, Inc., (99-B-A4), 6.99%, due 12/15/26	406,701
	1,174,072	Oakwood Mortgage Investors, Inc., (99-E-A1), 7.608%, due 03/15/30 (2)	1,133,432
	619,021	Park Place Securities, Inc., (05-WCW1-M1), 1.666%, due 09/25/35 (2)	620,200
	289,979	Park Place Securities, Inc., (05-WHQ2-M1), 1.846%, due 05/25/35 (2)	290,545
	611,000	Popular ABS Mortgage Pass-Through Trust, (05-6-A4), 4.038%, due 01/25/36	601,021
	993,267	RALI Series Trust, (06-QS7-A2), 6%, due 06/25/36 (5)	910,428
	1,124,885	RASC Series Trust, (05-KS11-M1), 1.616%, due 12/25/35 (2)	1,114,544
	2,157,067	RBSSP Resecuritization Trust, (12-6-4A2), (144A), 1.354%, due 01/26/36 (1)(2)	1,985,448
	1,658,619	Residential Accredit Loans, Inc., (05-QA7-A1), 3.792%, due 07/25/35 (2)(5)	1,316,929
	938,450	Residential Accredit Loans, Inc., (05-QA8-CB21), 3.884%, due 07/25/35 (2)(5)	777,701
	1,173,779	Residential Accredit Loans, Inc., (06-QA10-A2), 1.396%, due 12/25/36 (2)	1,077,977
	726,583	Residential Accredit Loans, Inc., (06-QS1-A3), 5.75%, due 01/25/36(PAC) (5)	687,261
	17,378,527	Residential Accredit Loans, Inc., (06-QS11-AV), 0.351%, due 08/25/36(I/O) (2)	273,006
	8,005,305	Residential Accredit Loans, Inc., (06-QS6-1AV), 0.754%, due 06/25/36(I/O) (2)	215,986
	1,604,705	Residential Accredit Loans, Inc., (06-QS8-A3), 6%, due 08/25/36 (5)	1,363,859
	19,872,993	Residential Accredit Loans, Inc., (07-QS2-AV), 0.331%, due 01/25/37(I/O) (2)	278,108
	20,013,351	Residential Accredit Loans, Inc., (07-QS3-AV), 0.353%, due 02/25/37(I/O) (2)	310,051
	460,922	Residential Accredit Loans, Inc., (07-QS6-A62), 5.5%, due 04/25/37(TAC) (5)	410,373
	1,165,423	Residential Asset Mortgage Products, Inc., (06-RZ3-A3), 1.506%, due 08/25/36 (2)	1,158,111
	1,208,680	Residential Asset Securitization Trust, (05-A15-4A1), 6%, due 02/25/36 (5)	921,045
	3,176,743	Residential Asset Securitization Trust, (07-A5-AX), 6%, due 05/25/37(I/O)	589,971
	49,578,728	Residential Funding Mortgage Securities, (06-S9-AV), 0.318%, due 09/25/36(I/O) (2)	453,340
	60,128	Residential Funding Mortgage Securities II, (01-HI3-AI7), 7.56%, due 07/25/26	60,719
	198,936	Restructured Asset Backed Securities Trust, (04-1A-A2), (144A), 5.7%, due 12/15/30 (1)	200,411

See accompanying notes to financial statements.

TCW Strategic Income Fund, Inc.

Schedule of Investments (Unaudited) (Continued)

	Principal Amount	Fixed Income Securities	Value
		Residential Mortgage-Backed Securities — Non-Agency (Continued)
$	2,926,000	Saxon Asset Securities Trust, (07-3-2A4), 1.706%, due 09/25/47 (2)	$2,352,713
	4,614,000	Securitized Asset-Backed Receivables LLC Trust, (07-NC2-A2C), 1.436%, due 01/25/37 (2)	3,165,989
	1,308,809	Soundview Home Loan Trust, (06-1-A4), 1.516%, due 02/25/36 (2)	1,308,996
	1,500,000	Soundview Home Loan Trust, (06-EQ1-A4), 1.466%, due 10/25/36 (2)	1,203,734
	481,510	Structured Adjustable Rate Mortgage Loan Trust, (05-20-1A1), 3.318%, due 10/25/35 (2)	419,351
	634,260	Structured Adjustable Rate Mortgage Loan Trust, (07-9-2A1), 3.488%, due 10/25/47 (2)(5)	573,153
	826,510	Structured Asset Investment Loan Trust, (05-3-M2), 1.876%, due 04/25/35 (2)	826,599
	941,914	Structured Asset Securities Corp., (05-WF4-M2), 1.646%, due 11/25/35 (2)	942,443
	1,389,178	Structured Asset Securities Corp., (06-GEL4-A3), (144A), 1.516%, due 10/25/36 (1)(2)	1,370,932
	2,599,893	WAMU Asset-Backed Certificates, (07-HE1-2A3), 1.366%, due 01/25/37 (2)	1,574,877
	5,992,269	Wells Fargo Alternative Loan Trust, (07-PA2-2A2), 4.854%, due 06/25/37(I/O) (2)	861,459
	730,000	Wells Fargo Home Equity Trust, (06-2-A3), 1.426%, due 01/25/37 (2)	658,244
	968,530	Wells Fargo Home Equity Trust, (06-2-A4), 1.466%, due 07/25/36 (2)	960,510
	650,962	Wells Fargo Mortgage-Backed Securities Trust, (06-AR10-5A1), 3.324%, due 07/25/36 (2)(5)	653,186
	522,421	Wells Fargo Mortgage-Backed Securities Trust, (07-AR3-A4), 3.361%, due 04/25/37 (2)(5)	497,941
	233,350	Wells Fargo Mortgage-Backed Securities Trust, (08-1-4A1), 5.75%, due 02/25/38	246,416

		Total Residential Mortgage-Backed Securities — Non-Agency	137,212,343

		Total Mortgage-Backed Securities (Cost: $137,645,487)	152,129,095

		Corporate Bonds (25.2%)
		Aerospace/Defense (0.6%)
	750,000	L3 Technologies, Inc., 5.2%, due 10/15/19	801,178
	1,000,000	United Technologies Corp., 1.778%, due 05/04/18	1,001,488

		Total Aerospace/Defense	1,802,666

		Agriculture (0.3%)
	825,000	BAT International Finance PLC (United Kingdom), (144A), 1.85%, due 06/15/18 (1)	825,211

		Airlines (0.7%)
	310,111	America West Airlines, Inc. Pass-Through Certificates, (01-1), 7.1%, due 10/02/22(EETC)	337,835
	644,066	Continental Airlines, Inc. Pass-Through Certificates, (00-2-A1), 7.707%, due 10/02/22(EETC)	690,358
	434,143	Delta Air Lines, Inc. Pass-Through Certificates, (02-1G1), 6.718%, due 07/02/24(EETC)	490,582
	551,381	US Airways Group, Inc. Pass-Through Certificates, (10-1A), 6.25%, due 10/22/24(EETC)	617,547

		Total Airlines	2,136,322

See accompanying notes to financial statements.

TCW Strategic Income Fund, Inc.

June 30, 2017

	Principal Amount	Fixed Income Securities	Value
		Auto Manufacturers (0.4%)
$	350,000	Ford Motor Credit Co. LLC, 1.684%, due 09/08/17	$349,933
	500,000	General Motors Co., 3.5%, due 10/02/18	508,933
	150,000	General Motors Co., 4.875%, due 10/02/23	160,968

		Total Auto Manufacturers	1,019,834

		Auto Parts & Equipment (0.0%)
	66,000	Goodyear Tire & Rubber Co. (The), 4.875%, due 03/15/27	67,155

		Banks (7.5%)
	1,000,000	Bank of America Corp., 3.875%, due 08/01/25	1,035,584
	750,000	Bank of America Corp., 4%, due 04/01/24	786,597
	1,665,000	Bank of America Corp., 5.65%, due 05/01/18	1,717,693
	650,000	Bank of America Corp., 5.75%, due 12/01/17	661,066
	1,250,000	Bank of America Corp., 6.875%, due 04/25/18	1,301,064
	835,000	Bank of New York Mellon Corp. (The), 2.6%, due 02/07/22	840,774
	600,000	Citigroup, Inc., 1.739%, due 08/25/36 (2)	513,461
	600,000	Citigroup, Inc., 2.5%, due 09/26/18	604,070
	500,000	Citigroup, Inc., 6%, due 08/15/17	502,467
	500,000	Discover Bank / Greenwood DE, 2%, due 02/21/18	500,722
	590,000	Goldman Sachs Group, Inc. (The), 3.691%, due 06/05/28 (2)	591,677
	750,000	Goldman Sachs Group, Inc. (The), 3.75%, due 05/22/25	766,586
	1,150,000	Goldman Sachs Group, Inc. (The), 6.15%, due 04/01/18	1,187,120
	380,000	JPMorgan Chase & Co., 3.22%, due 03/01/25 (2)	380,866
	690,000	JPMorgan Chase & Co., 3.54%, due 05/01/28 (2)	692,268
	500,000	JPMorgan Chase & Co., 3.9%, due 07/15/25	520,750
	650,000	Lloyds Bank PLC (United Kingdom), (144A), 5.8%, due 01/13/20 (1)	707,389
	1,110,000	Lloyds Banking Group PLC (United Kingdom), 4.65%, due 03/24/26	1,158,700
	380,000	Morgan Stanley, 1.982%, due 02/14/20 (2)	381,648
	550,000	Morgan Stanley, 3.625%, due 01/20/27	554,621
	400,000	Morgan Stanley, 3.875%, due 04/29/24	416,088
	2,000,000	Morgan Stanley, 6.625%, due 04/01/18	2,071,396
	750,000	Morgan Stanley, 7.3%, due 05/13/19	820,308
	450,000	Wells Fargo & Co., 3%, due 04/22/26	438,851
	750,000	Wells Fargo & Co., 3%, due 10/23/26	731,198
	1,250,000	Wells Fargo & Co., 3.584%, due 05/22/28 (2)	1,266,268

		Total Banks	21,149,232

		Beverages (0.4%)
	211,000	Anheuser-Busch InBev Finance, Inc., 3.65%, due 02/01/26	217,794
	389,000	Anheuser-Busch InBev Finance, Inc., 4.9%, due 02/01/46	442,102
	263,000	Constellation Brands, Inc., 6%, due 05/01/22	300,489
	196,000	DS Services of America, Inc., (144A), 10%, due 09/01/21 (1)	208,250

		Total Beverages	1,168,635

		Biotechnology (0.5%)
	690,000	Amgen, Inc., 4.663%, due 06/15/51	734,107
	300,000	Baxalta, Inc., 2.875%, due 06/23/20	305,000

See accompanying notes to financial statements.

TCW Strategic Income Fund, Inc.

Schedule of Investments (Unaudited) (Continued)

	Principal Amount	Fixed Income Securities	Value
		Biotechnology (Continued)
$	500,000	Celgene Corp., 4.625%, due 05/15/44	$527,311

		Total Biotechnology	1,566,418

		Chemicals (0.2%)
	250,000	Axalta Coating Systems LLC, (144A), 4.875%, due 08/15/24 (1)	259,375
	290,000	Valvoline, Inc., (144A), 5.5%, due 07/15/24 (1)	309,575

		Total Chemicals	568,950

		Commercial Services (0.1%)
	62,000	CDK Global, Inc., (144A), 4.875%, due 06/01/27 (1)	63,708
	60,000	CDK Global, Inc., 5%, due 10/15/24	64,050
	121,000	IHS Markit, Ltd., (144A), 5%, due 11/01/22 (1)	131,209

		Total Commercial Services	258,967

		Cosmetics/Personal Care (0.1%)
	140,000	First Quality Finance Co., Inc., (144A), 5%, due 07/01/25 (1)	143,150

		Diversified Financial Services (0.6%)
	250,000	International Lease Finance Corp., (144A), 7.125%, due 09/01/18 (1)	264,688
	486,400	Pipeline Funding Co. LLC, (144A), 7.5%, due 01/15/30 (1)	588,348
	650,000	Raymond James Financial, Inc., 5.625%, due 04/01/24	740,669

		Total Diversified Financial Services	1,593,705

		Electric (0.7%)
	615,000	FirstEnergy Corp., 3.9%, due 07/15/27	618,213
	750,000	FirstEnergy Transmission LLC, (144A), 4.35%, due 01/15/25 (1)	787,042
	500,000	Puget Energy, Inc., 6%, due 09/01/21	562,030

		Total Electric	1,967,285

		Engineering & Construction (0.3%)
	700,000	Heathrow Funding, Ltd. (United Kingdom), (144A), 4.875%, due 07/15/23 (1)	754,862

		Entertainment (0.2%)
	275,000	Churchill Downs, Inc., 5.375%, due 12/15/21	286,687
	140,000	GLP Capital LP / GLP Financing II, Inc., 5.375%, due 04/15/26	153,271

		Total Entertainment	439,958

		Environmental Control (0.0%)
	135,000	Clean Harbors, Inc., 5.125%, due 06/01/21	138,213

		Food (0.2%)
	200,000	Chobani LLC / Chobani Finance Corp, Inc., (144A), 7.5%, due 04/15/25 (1)	211,000
	400,000	Kraft Heinz Foods Co., 3%, due 06/01/26	383,560
	120,000	Lamb Weston Holdings, Inc., (144A), 4.625%, due 11/01/24 (1)	124,200

		Total Food	718,760

		Food Service (0.0%)
	118,000	Aramark Services, Inc., 4.75%, due 06/01/26	121,883

See accompanying notes to financial statements.

TCW Strategic Income Fund, Inc.

June 30, 2017

	Principal Amount	Fixed Income Securities	Value
		Healthcare-Products (0.0%)
$	130,000	Hill-Rom Holdings, Inc., (144A), 5.75%, due 09/01/23 (1)	$137,150

		Healthcare-Services (1.5%)
	270,000	Centene Corp., 4.75%, due 01/15/25	278,100
	76,000	DaVita, Inc., 5%, due 05/01/25	76,380
	450,000	HCA, Inc., 5%, due 03/15/24	477,562
	1,000,000	Humana, Inc., 7.2%, due 06/15/18	1,050,961
	140,000	Molina Healthcare, Inc., (144A), 4.875%, due 06/15/25 (1)	141,400
	50,000	Molina Healthcare, Inc., 5.375%, due 11/15/22	53,375
	600,000	Northwell Healthcare, Inc., 3.979%, due 11/01/46	574,055
	700,000	NYU Hospitals Center, 4.428%, due 07/01/42	710,932
	84,000	Tenet Healthcare Corp., 4.375%, due 10/01/21	85,575
	123,000	Tenet Healthcare Corp., (144A), 4.625%, due 07/15/24 (1)	123,461
	335,000	Tenet Healthcare Corp., 4.746%, due 06/15/20 (2)	338,384
	155,000	THC Escrow Corp. III, (144A), 4.625%, due 07/15/24 (1)	155,806
	140,000	WellCare Health Plans, Inc., 5.25%, due 04/01/25	147,000

		Total Healthcare-Services	4,212,991

		Home Improvement (0.0%)
	45,000	Scotts Miracle-Gro Co. (The), 5.25%, due 12/15/26	47,250

		Household Products/Wares (0.1%)
	200,000	Central Garden & Pet Co., 6.125%, due 11/15/23	215,500

		Insurance (0.8%)
	500,000	Farmers Exchange Capital, (144A), 7.05%, due 07/15/28 (1)	638,593
	600,000	MetLife, Inc., 6.4%, due 12/15/66	696,750
	1,000,000	Nationwide Mutual Insurance Co., (144A), 3.536%, due 12/15/24 (1)(2)	995,000

		Total Insurance	2,330,343

		Internet (0.1%)
	260,000	Zayo Group LLC / Zayo Capital, Inc., (144A), 5.75%, due 01/15/27 (1)	272,675

		Media (0.8%)
	440,000	Altice US Finance I Corp. (Luxembourg), (144A), 5.375%, due 07/15/23 (1)	458,975
	107,000	CCO Holdings LLC / CCO Holdings Capital Corp., (144A), 5.125%, due 05/01/27 (1)	109,540
	800,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 4.464%, due 07/23/22	853,287
	150,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 6.484%, due 10/23/45	181,268
	200,000	CSC Holdings LLC, (144A), 5.5%, due 04/15/27 (1)	212,125
	150,000	DISH DBS Corp., 5.125%, due 05/01/20	157,500
	175,000	Sirius XM Radio, Inc., (144A), 5.75%, due 08/01/21 (1)	181,125

		Total Media	2,153,820

		Miscellaneous Manufacturers (0.6%)
	2,000,000	General Electric Capital Corp., 1.662%, due 08/15/36 (2)	1,834,692

See accompanying notes to financial statements.

TCW Strategic Income Fund, Inc.

Schedule of Investments (Unaudited) (Continued)

	Principal Amount	Fixed Income Securities	Value
		Oil & Gas (0.2%)
$	141,000	Antero Resources Corp., (144A), 5%, due 03/01/25 (1)	$137,122
	80,000	Concho Resources, Inc., 5.5%, due 10/01/22	82,700
	110,000	Diamondback Energy, Inc., (144A), 4.75%, due 11/01/24 (1)	109,863
	35,000	Gulfport Energy Corp., (144A), 6.375%, due 05/15/25 (1)	34,606
	130,000	Parsley Energy LLC / Parsley Finance Corp., (144A), 6.25%, due 06/01/24 (1)	137,150
	69,000	QEP Resources, Inc., 5.375%, due 10/01/22	66,844

		Total Oil & Gas	568,285

		Oil & Gas Services (0.1%)
	185,250	Transocean Proteus, Ltd., (144A), 6.25%, due 12/01/24 (1)	189,881

		Packaging & Containers (0.5%)
	300,000	Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc. (Ireland), (144A), 4.625%, due 05/15/23 (1)	308,490
	200,000	Crown Americas LLC / Crown Americas Capital Corp. V, (144A), 4.25%, due 09/30/26 (1)	200,000
	280,000	Graphic Packaging International, Inc., 4.125%, due 08/15/24	287,000
	410,000	Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer S.A. (Luxembourg), 5.75%, due 10/15/20	419,225
	275,000	Sealed Air Corp., (144A), 5.25%, due 04/01/23 (1)	296,312

		Total Packaging & Containers	1,511,027

		Pharmaceuticals (0.7%)
	500,000	Actavis Funding SCS (Luxembourg), 3.8%, due 03/15/25	518,011
	417,000	AstraZeneca PLC (United Kingdom), 3.125%, due 06/12/27	414,812
	500,000	Shire Acquisitions Investments Ireland DAC (Ireland), 1.9%, due 09/23/19	497,946
	275,000	Valeant Pharmaceuticals International, Inc. (Canada), (144A), 5.875%, due 05/15/23 (1)	237,188
	150,000	Valeant Pharmaceuticals International, Inc. (Canada), (144A), 6.125%, due 04/15/25 (1)	127,875
	140,000	Valeant Pharmaceuticals International, Inc. (Canada), (144A), 6.5%, due 03/15/22 (1)	147,000
	130,000	Valeant Pharmaceuticals International, Inc. (Canada), (144A), 7%, due 03/15/24 (1)	137,150

		Total Pharmaceuticals	2,079,982

		Pipelines (0.9%)
	90,000	Cheniere Corpus Christi Holdings LLC, (144A), 5.125%, due 06/30/27 (1)	92,363
	50,000	Enbridge Energy Partners LP, 5.875%, due 10/15/25	57,087
	500,000	EQT Midstream Partners LP, 4.125%, due 12/01/26	505,747
	95,000	Rockies Express Pipeline LLC, (144A), 6%, due 01/15/19 (1)	99,038
	400,000	Sabine Pass Liquefaction LLC, 5.625%, due 03/01/25	443,000
	600,000	Texas Eastern Transmission LP, (144A), 2.8%, due 10/15/22 (1)	589,793
	200,000	Williams Partners LP, 3.6%, due 03/15/22	204,544
	400,000	Williams Partners LP, 6.3%, due 04/15/40	464,616

		Total Pipelines	2,456,188

		Real Estate (0.5%)
	1,375,000	Post Apartment Homes, LP, 4.75%, due 10/15/17	1,376,226

See accompanying notes to financial statements.

TCW Strategic Income Fund, Inc.

June 30, 2017

	Principal Amount	Fixed Income Securities	Value
		REIT (3.6%)
$	1,000,000	Alexandria Real Estate Equities, Inc., 2.75%, due 01/15/20	$1,007,458
	1,000,000	American Tower Corp., 4.5%, due 01/15/18	1,013,830
	500,000	CC Holdings GS V LLC / Crown Castle GS III Corp., 3.849%, due 04/15/23	525,772
	135,000	DuPont Fabros Technology LP, 5.875%, due 09/15/21	141,075
	750,000	Education Realty Operating Partnership LP, 4.6%, due 12/01/24	765,211
	86,000	Equinix, Inc., 5.375%, due 05/15/27	91,912
	500,000	HCP, Inc., 3.75%, due 02/01/19	510,713
	630,000	HCP, Inc., 4.25%, due 11/15/23	661,347
	700,000	Healthcare Realty Trust, Inc., 5.75%, due 01/15/21	767,288
	710,000	Healthcare Trust of America Holdings LP, 2.95%, due 07/01/22	708,208
	85,000	MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer, Inc., 5.625%, due 05/01/24	93,075
	124,000	SBA Communications Corp., 4.875%, due 09/01/24	126,480
	950,000	SL Green Realty Corp., 5%, due 08/15/18	974,298
	750,000	Ventas Realty LP / Ventas Capital Corp., 2.7%, due 04/01/20	756,987
	280,000	VEREIT Operating Partnership LP, 3%, due 02/06/19	283,325
	650,000	WEA Finance LLC / Westfield UK & Europe Finance PLC, (144A), 2.7%, due 09/17/19 (1)	655,757
	1,000,000	Welltower, Inc., 4.125%, due 04/01/19	1,032,053

		Total REIT	10,114,789

		Retail (0.5%)
	230,000	1011778 BC ULC / New Red Finance, Inc. (Canada), (144A), 4.25%, due 05/15/24 (1)	229,124
	150,000	KFC Holding Co. / Pizza Hut Holdings LLC / Taco Bell of America LLC, (144A), 5%, due 06/01/24 (1)	156,750
	755,000	Walgreens Boots Alliance, Inc., 3.45%, due 06/01/26	754,838
	225,000	Walgreens Boots Alliance, Inc., 4.8%, due 11/18/44	240,506

		Total Retail	1,381,218

		Semiconductors (0.1%)
	200,000	NXP BV / NXP Funding LLC (Netherlands), (144A), 4.125%, due 06/01/21 (1)	211,100

		Software (0.2%)
	181,000	First Data Corp., (144A), 5%, due 01/15/24 (1)	186,825
	150,000	MSCI, Inc., (144A), 4.75%, due 08/01/26 (1)	154,687
	275,000	Quintiles IMS, Inc., (144A), 4.875%, due 05/15/23 (1)	282,906

		Total Software	624,418

		Telecommunications (1.2%)
	400,000	AT&T, Inc., 4.35%, due 06/15/45	372,749
	675,000	AT&T, Inc., 4.75%, due 05/15/46	664,478
	420,000	AT&T, Inc., 5.25%, due 03/01/37	446,715
	105,000	Intelsat Jackson Holdings S.A. (Luxembourg), 5.5%, due 08/01/23	87,412
	100,000	Intelsat Jackson Holdings S.A. (Luxembourg), (144A), 9.75%, due 07/15/25 (1)	100,125
	75,000	Level 3 Financing, Inc., 5.625%, due 02/01/23	78,188
	93,000	Sprint Communications, Inc., (144A), 9%, due 11/15/18 (1)	101,165
	400,000	Verizon Communications, Inc., 4.522%, due 09/15/48	379,976

See accompanying notes to financial statements.

TCW Strategic Income Fund, Inc.

Schedule of Investments (Unaudited) (Continued)

	Principal Amount	Fixed Income Securities	Value
		Telecommunications (Continued)
$	583,000	Verizon Communications, Inc., (144A), 5.012%, due 04/15/49 (1)	$591,123
	420,000	Verizon Communications, Inc., 5.25%, due 03/16/37	454,188

		Total Telecommunications	3,276,119

		Total Corporate Bonds (Cost: $69,724,727)	71,434,860

		Municipal Bonds (2.5%)
	705,000	Alabama Economic Settlement Authority, Revenue Bond, 4.263%, due 09/15/32	740,222
	1,000,000	California State, Build America Bonds, 7.95%, due 03/01/36	1,142,250
	1,000,000	City of New York, New York, Build America Bonds, 6.646%, due 12/01/31	1,135,810
	460,000	Florida’s Turnpike Enterprise, Build America Bonds, 6.8%, due 07/01/39	500,940
	500,000	Metropolitan Water District of Southern California, Build America Bonds, 6.538%, due 07/01/39	542,885
	800,000	New York City Transitional Finance Authority Future Tax Secured Revenue, Revenue Bond, 5.008%, due 08/01/27	920,944
	800,000	New York City Water and Sewer System, Build America Bonds, 6.491%, due 06/15/42	892,576
	1,000,000	New York State Dormitory Authority, Revenue Bond, 5.289%, due 03/15/33	1,176,320

		Total Municipal Bonds (Cost: $7,111,745)	7,051,947

		U.S. Treasury Security (Cost: $2,469,303) (0.9%)
	2,470,000	U.S. Treasury Note, 0.625%, due 08/31/17	2,468,476

		Total Fixed Income Securities (Cost: $ 252,756,665) (95.1%)	269,282,505

	Number of Shares	Money Market Investments
	5,559,986	State Street Institutional U.S. Government Money Market Fund — Premier Class, 0.88% (6)	5,559,986

		Total Money Market Investments (Cost: $ 5,559,986) (1.9%)	5,559,986

	Principal Amount	Short Term Investments
		Foreign Government Bonds (Cost: $2,064,660) (0.7%)
JPY	230,000,000	Japan Treasury Bill, 0%, due 09/25/17 (3)	2,047,420

		U.S. Treasury Securities (2.6%)
$	7,075,000	U.S. Treasury Bill, 0.73%, due 07/27/17 (7)	7,071,158
	385,000	U.S. Treasury Bill, 0.92%, due 09/07/17 (7)(8)	384,333

		Total U.S. Treasury Securities (Cost: $7,455,290)	7,455,491

		Total Short-Term Investments (Cost $9,519,950) (3.3%)	9,502,911

		Total Investments (Cost: $267,836,601) (100.3%)	284,345,402
		Liabilities in Excess of Other Assets (-0.3%)	(861,496)

		Net Assets (100.0%)	$283,483,906

See accompanying notes to financial statements.

TCW Strategic Income Fund, Inc.

June 30, 2017

Futures Contracts — Exchange Traded

Number of Contracts	Type	Expiration Date	Notional Contract Value	Net Unrealized Appreciation (Depreciation)
BUY
32	S&P 500 E-Mini Index Futures	09/15/17	$3,873,440	$(22,941)

SELL
78	10-Year U.S. Treasury Note Futures	09/20/17	$9,791,438	$31,242
20	U.S. Ultra Long Bond Futures	09/20/17	3,317,500	(68,164)

			$13,108,938	$(36,922)

Forward Currency Contracts — OTC

Counterparty	Contracts to Deliver	Units of Currency	Settlement Date	In Exchange for U.S. Dollars	Contracts at Value	Unrealized Appreciation
SELL (9)
Goldman Sachs International	JPY	230,000,000	09/25/17	$2,071,484	$2,054,306	$17,178

Notes to Schedule of Investments:

(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold, normally only to qualified institutional buyers. At June 30, 2017, the value of these securities amounted to $57,852,984 or 20.4% of net assets. These securities are determined to be liquid by the Advisor, unless otherwise noted, under procedures established by and under the general supervision of the Fund’s Board of Directors.
(2)	Floating or variable rate security. The interest shown reflects the rate in effect at June 30, 2017.
(3)	Security is not accruing interest.
(4)	Restricted security (Note 9).
(5)	A portion of the principal balance has been written-off during the period due to defaults in the underlying loans. Cost basis has been adjusted as a result.
(6)	Rate disclosed is the 7-day net yield as of June 30, 2017.
(7)	Rate shown represents yield-to-maturity.
(8)	All or a portion of this security is held as collateral for open futures contracts.
(9)	Fund sells foreign currency, buys U.S. Dollar.
JPY -	Japanese Yen.
ABS -	Asset-Backed Securities.
ACES -	Alternative Credit Enhancement Securities.
CLO -	Collateralized Loan Obligation.
EETC -	Enhanced Equipment Trust Certificate.
I/F -	Inverse Floating rate security whose interest rate moves in the opposite direction of prevailing interest rates.
I/O -	Interest Only Security.
OTC -	Over the Counter.
PAC -	Planned Amortization Class.
TAC -	Target Amortization Class.

See accompanying notes to financial statements.

TCW Strategic Income Fund, Inc.

Investments by Sector or Industry (Unaudited)	June 30, 2017

Sector or Industry	Percentage of Net Assets
Residential Mortgage-Backed Securities — Non-Agency	48.4%
Asset-Backed Securities	12.8
Banks	7.5
REIT	3.6
Municipal Bonds	2.5
Commercial Mortgage-Backed Securities — Non-Agency	2.0
Commercial Mortgage-Backed Securities — Agency	1.9
Healthcare-Services	1.5
Residential Mortgage-Backed Securities — Agency	1.4
Telecommunications	1.2
U.S. Treasury Securities	0.9
Pipelines	0.9
Insurance	0.8
Media	0.8
Airlines	0.7
Electric	0.7
Pharmaceuticals	0.7
Aerospace/Defense	0.6
Diversified Financial Services	0.6
Miscellaneous Manufacturers	0.6
Biotechnology	0.5
Packaging & Containers	0.5
Real Estate	0.5
Retail	0.5
Auto Manufacturers	0.4
Beverages	0.4
Agriculture	0.3
Engineering & Construction	0.3
Chemicals	0.2
Entertainment	0.2
Food	0.2
Oil & Gas	0.2
Software	0.2
Commercial Services	0.1
Cosmetics/Personal Care	0.1
Household Products/Wares	0.1
Internet	0.1
Oil & Gas Services	0.1
Semiconductors	0.1
Auto Parts & Equipment	0.0	*
Environmental Control	0.0	*
Food Service	0.0	*
Healthcare-Products	0.0	*
Home Improvement	0.0	*
Money Market Investments	1.9
Short-Term Investments	3.3

Total	100.3%

*	Value rounds to less than 0.1% of net assets.

See accompanying notes to financial statements.

TCW Strategic Income Fund, Inc.

Fair Valuation Summary	June 30, 2017

The following is a summary of the fair valuations according to the inputs used as of June 30, 2017 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income Securities
Asset-Backed Securities	$—	$35,586,444	$611,683	$36,198,127
Mortgage-Backed Securities
Commercial Mortgage-Backed Securities — Agency	—	5,450,925	—	5,450,925
Commercial Mortgage-Backed Securities — Non-Agency	—	2,367,587	3,318,776	5,686,363
Residential Mortgage-Backed Securities — Agency	—	3,779,464	—	3,779,464
Residential Mortgage-Backed Securities — Non-Agency	—	132,615,836	4,596,507	137,212,343

Total Mortgage-Backed Securities	—	144,213,812	7,915,283	152,129,095

Corporate Bonds*	—	71,434,860	—	71,434,860
Municipal Bonds	—	7,051,947	—	7,051,947
U.S. Treasury Securities	2,468,476	—	—	2,468,476

Total Fixed Income Securities	2,468,476	258,287,063	8,526,966	269,282,505

Money Market Investments	5,559,986	—	—	5,559,986
Short-Term Investments	7,455,491	2,047,420	—	9,502,911

Total Investments	15,483,953	260,334,483	8,526,966	284,345,402

Asset Derivatives
Futures
Interest Rate Risk	31,242	—	—	31,242
Forward Currency Contracts
Foreign Currency Risk	—	17,178	—	17,178

Total	$15,515,195	$260,351,661	$8,526,966	$284,393,822

Liability Derivatives
Futures
Equity Risk	$(22,941)	$—	$—	$(22,941)
Interest Rate Risk	(68,164)	—	—	(68,164)

Total	$(91,105)	$—	$—	$(91,105)

*	See Schedule of Investments for corresponding industries.

See accompanying notes to financial statements.

TCW Strategic Income Fund, Inc.

Statement of Assets and Liabilities (Unaudited)	June 30, 2017

ASSETS:
Investments, at Value (Cost: $267,836,601)	$284,345,402
Cash	11,608
Interest and Dividends Receivable	1,592,316
Receivable for Securities Sold	642,772
Receivable for Variation Margin on Open Financial Futures Contracts	37,128
Unrealized Appreciation on Forward Foreign Currency Contracts	17,178

Total Assets	286,646,404

LIABILITIES:
Distributions Payable	2,622,783
Payables for Securities Purchased	238,806
Accrued Investment Advisory Fees	137,940
Accrued Other Expenses	125,899
Commitment Fee Payable on Open Line of Credit	19,065
Accrued Directors’ Fees and Expenses	18,005

Total Liabilities	3,162,498

NET ASSETS	$283,483,906

NET ASSETS CONSIST OF:
Common Stock, par value $0.01 per share (75,000,000 shares authorized, 47,686,957 shares issued and outstanding)	$476,870
Paid-in Capital	268,963,513
Accumulated Net Realized Loss on Investments, Futures Contracts and Foreign Currency	(4,821,498)
Undistributed Net Investment Income	2,398,905
Net Unrealized Appreciation on Investments, Futures Contracts and Foreign Currency	16,466,116

NET ASSETS	$283,483,906

NET ASSET VALUE PER SHARE	$5.94

MARKET PRICE PER SHARE	$5.64

See accompanying notes to financial statements.

TCW Strategic Income Fund, Inc.

Statement of Operations (Unaudited)	Six Months Ended June 30, 2017

INVESTMENT INCOME:
Income
Interest	$7,450,337
Dividends	24,279

Total Investment Income	7,474,616

Expenses
Investment Advisory Fees	820,767
Audit and Tax Service Fees	72,590
Directors’ Fees and Expenses	53,395
Transfer Agent Fees	30,398
Proxy Expense	29,890
Insurance Expense	27,448
Listing Fees	24,241
Printing and Distribution Costs	20,143
Commitment Fee on Open Line of Credit	17,597
Legal Fees	14,601
Accounting Fees	12,572
Custodian Fees	9,907
Administration Fees	7,588
Miscellaneous Expense	4,316

Total Expenses	1,145,453

Net Investment Income	6,329,163

NET REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS, FUTURES CONTRACTS AND FOREIGN CURRENCY:
Net Realized Gain (Loss) on:
Investments	223,794
Foreign Currency	(275,905)
Futures Contracts	162,508
Change in Unrealized Appreciation (Depreciation) on:
Investments	5,354,581
Foreign Currency	(56,451)
Futures Contracts	(139,999)

Net Realized Gain (Loss) and Change in Unrealized Appreciation (Depreciation) on Investments, Futures Contracts and Foreign Currency	5,268,528

INCREASE IN NET ASSETS FROM OPERATIONS	$11,597,691

See accompanying notes to financial statements.

TCW Strategic Income Fund, Inc.

Statements of Changes in Net Assets

	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016
OPERATIONS:
Net Investment Income	$6,329,163	$12,242,957
Net Realized Gain on Investments, Futures Contracts and Foreign Currency	110,397	3,687,352
Change in Unrealized Appreciation (Depreciation) on Investments, Futures Contracts and Foreign Currency	5,158,131	(3,487,924)

Increase in Net Assets Resulting from Operations	11,597,691	12,442,385

DISTRIBUTIONS TO SHAREHOLDERS:
From Net Investment Income	(5,245,566)	(10,143,016)
From Realized Gains	—	(3,099,652)

Total Distributions	(5,245,566)	(13,242,668)

Total Increase (Decrease) in Net Assets	6,352,125	(800,283)

NET ASSETS:
Beginning of Period	277,131,781	277,932,064

End of Period	$283,483,906	$277,131,781

Undistributed Net Investment Income	$2,398,905	$1,315,308

See accompanying notes to financial statements.

TCW Strategic Income Fund, Inc.

Notes to Financial Statements (Unaudited)	June 30, 2017

Note 1 — Organization

TCW Strategic Income Fund, Inc. (the “Fund”) was incorporated in Maryland on January 13, 1987 as a diversified, closed-end investment management company and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and is traded on the New York Stock Exchange under the symbol TSI. The Fund commenced operations on March 5, 1987. The Fund’s investment objective is to seek a total return comprised of current income and capital appreciation by investing in a wide range of securities including convertible securities, marketable equity securities, investment-grade debt securities, high-yield debt securities, securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities (“U.S. Government Securities”), repurchase agreements, mortgage related securities, asset-backed securities, money market securities, other securities and derivative instruments without limit believed by the Fund’s investment advisor to be consistent with the Fund’s investment objective. TCW Investment Management Company LLC (the “Advisor”) is the investment advisor to the Fund and is registered under the Investment Advisers Act of 1940, as amended.

Note 2 — Significant Accounting Policies

The following is a summary of significant accounting policies, which are in conformity with accounting principles generally accepted in the United States of America (“GAAP”) and which are consistently followed by the Fund in the preparation of its financial statements. The Fund is considered an investment company under the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) No. 946, Financial Services — Investment Companies.

Principles of Accounting:    The Fund uses the accrual method of accounting for financial reporting purposes.

Security Valuation:    Securities traded on national exchanges are valued at the last reported sales price. Securities traded on the NASDAQ Stock Market (“NASDAQ”) are valued using the NASDAQ Official Closing Price, which may not be the last reported sales price. Other securities, including short-term investments and forward currency contracts, which are traded over-the-counter (“OTC”) are valued at the mean of the current bid and asked prices as furnished by independent pricing services or by dealer quotations. Futures contracts are valued at the official settlement price of the exchange where they are traded.

Securities for which market quotations are not readily available, including circumstances under which it is determined by the Advisor that prices received are not reflective of a security’s market value, are valued by the Advisor in good faith under procedures established by and under the general supervision of the Fund’s Board of Directors (the “Board” and each member thereof, a “Director” and collectively, the “Directors”).

Fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market for the investment. In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Fund discloses investments in a three-tier hierarchy. This hierarchy is utilized to establish classification of fair value measurement refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the inputs market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

TCW Strategic Income Fund, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Note 2 — Significant Accounting Policies (Continued)

The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 —	quoted prices in active markets for identical investments
Level 2 —	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 —	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

In periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Level 1, Level 2, or Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy is determined based on the lowest level input that is significant to the fair value measurement.

Fair Value Measurements:    A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:

Asset-backed securities (“ABS”) and mortgage-backed securities (“MBS”). The fair value of ABS and MBS is estimated based on models that consider the estimated cash flows of each debt tranche of the issuer, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche including, but not limited to, the prepayment speed assumptions and attributes of the collateral. To the extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy; otherwise, they would be categorized in Level 3.

Corporate bonds.    The fair value of corporate bonds is estimated using recently executed transactions, market price quotations (where observable), bond spreads, or credit default swap spreads adjusted for any basis difference between cash and derivative instruments. Corporate bonds are generally categorized in Level 2 of the fair value hierarchy.

Foreign currency contracts.    The fair value of foreign currency contracts is derived from indices, reference rates, and other inputs or a combination of these factors. To the extent that these factors can be observed, foreign currency contracts are categorized in Level 2 of the fair value hierarchy.

Futures contracts.    Futures contracts are generally valued at the settlement price established at the close of business each day by the exchange on which they are traded. As such, they are categorized in Level 1.

TCW Strategic Income Fund, Inc.

June 30, 2017

Note 2 — Significant Accounting Policies (Continued)

Government and agency securities.    Government and agency securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, quoted market prices, and reference data. Accordingly, government and agency securities are normally categorized in Level 1 or 2 of the fair value hierarchy depending on the liquidity and transparency of the market.

Money market funds.    Money market funds are open-end mutual funds that invest in short-term debt securities. To the extent that these funds are valued based upon the reported net asset value (“NAV”), they are categorized in Level 1 of the fair value hierarchy.

Municipal bonds.    Municipal bonds are fair valued based on pricing models that take into account, among other factors, information received from market makers and broker-dealers, current trades, bid wants lists, offerings, market movements, the callability of the bond, state of issuance, benchmark yield curves, and bond insurance. To the extent that these inputs are observable and timely, the fair values of municipal bonds would be categorized in Level 2; otherwise, the fair values would be categorized in Level 3.

Restricted securities.    Restricted securities, including illiquid Rule 144A securities, issued by non-public entities are included in Level 3 of the fair value hierarchy because they trade infrequently, and therefore, the inputs are unobservable. Any other restricted securities valued similar to publicly traded securities may be categorized in Level 2 or 3 of the fair value hierarchy depending on whether a discount is applied and significant to the fair value.

Short-term investments.    Short-term investments are valued using market price quotations, and are reflected in Level 2 of the fair value hierarchy.

The summary of the inputs used as of June 30, 2017 is listed after the Investments by Sector or Industry table.

The Fund did not have any transfers in and out of Level 1 and Level 2 of the fair value hierarchy during the period ended June 30, 2017.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

	Asset- Backed Securities	Commercial Mortgage-Backed Securities — Non-Agency	Residential Mortgage-Backed Securities — Non-Agency	Corporate Bonds	Common Stock	Total
Balance as of December 31, 2016	$813,109	$1,034,557	$3,556,813	$769,766	$29,176	$6,203,421
Accrued Discounts (Premiums)	—	(16,751)	(372,908)	—	—	(389,659)
Realized Gain (Loss)	—	(236,395)	—	(173,083)	(888)	(410,366)
Change in Unrealized Appreciation (Depreciation)	(201,426)	35,102	(41,899)	223,186	29,114	44,077
Purchases	—	2,696,972	1,454,501	—	—	4,151,473
Sales	—	(194,709)	—	(819,869)	(57,402)	(1,071,980)
Transfers in to Level 3 (1)	—	—	—	—	—	—
Transfers out of Level 3 (1)	—	—	—	—	—	—

Balance as of June 30, 2017	$611,683	$3,318,776	$4,596,507	$—	$—	$8,526,966

Change in Unrealized Appreciation (Depreciation) from Investments Still Held at June 30, 2017	$(201,426)	$35,102	$(41,899)	$—	$—	$(208,223)

(1)	The Fund recognizes transfers in and out at the beginning of the period.

TCW Strategic Income Fund, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Note 2 — Significant Accounting Policies (Continued)

Significant unobservable valuation inputs for Level 3 investments as of June 30, 2017 are as follows:

Description	Fair Value at June 30, 2017	Valuation Techniques*	Unobservable Input	Price or Price Range	Weighted Average Price
Asset-Backed Securities	$611,683	Third-party Broker	Broker Quotes	$44.999 to $47.999	$46.784
Commercial Mortgage-Backed Securities — Non-Agency	$3,318,776	Third-party Vendor	Vendor Prices	$2.274 to $7.895	$4.808
Residential Mortgage-Backed Securities — Non-Agency (Interest Only Collateral Strip Rate Securities)	$1,540,793	Third-party Vendor	Vendor Prices	$0.896 to $2.698	$1.328
Residential Mortgage-Backed Securities — Non-Agency (Interest Only Securities)	$3,055,714	Third-party Vendor	Vendor Prices	$0.668 to $18.572	$6.221

*	The valuation technique employed on the Level 3 securities involves the use of third-party broker quotes and vendor prices. The Advisor monitors the effectiveness of third-party brokers and vendor prices using the valuation process described below.

Level 3 Valuation Process:    Investments classified within Level 3 of the fair value hierarchy may be fair valued by the Advisor with consent of its Pricing Committee in accordance with the guidelines established by the Board and under the general oversight of the Board. The Pricing Committee employs various methods to determine fair valuations, including a regular review of key inputs and assumptions and review of any related market activity. The Pricing Committee reports to the Board at their regularly scheduled meetings. It is possible that fair value prices will be used by the Fund to a significant extent. The value determined for an investment using the Fund’s fair value procedures may differ from recent market prices for the investment and may be significantly different from the value realized upon the sale of such investment. The Advisor, as part of the daily process, conducts back-testing of prices based on daily trade activities.

The Pricing Committee consists of the Fund’s President, General Counsel, Chief Compliance Officer, Assistant Treasurer, Secretary, and a representative from the portfolio management team, as well as alternate members as the Board may from time to time designate. The Pricing Committee reviews and makes recommendations concerning the fair valuation of portfolio securities and the Fund’s pricing procedures in general.

Security Transactions and Related Investment Income:    Security transactions are recorded as of the trade date. Dividend income is recorded on the ex-dividend date. Interest income is recognized on an accrual basis. Realized gains and losses on investments are recorded on the basis of specific identification.

Foreign Currency Translation:    The books and records of the Fund are maintained in U.S. dollars as follows: (1) the foreign currency denominated securities and other assets and liabilities stated in foreign currencies are translated using the daily spot rate; and (2) purchases, sales, income and expenses are translated at the rate of exchange prevailing on the respective dates of such transactions. The resultant exchange gains and losses are included in net realized or net unrealized gain (loss) in the Statement of Operations. Pursuant to U.S. federal income tax regulations, certain foreign exchange gains and losses included in realized and unrealized gains and losses are included in, or are a reduction of, ordinary income for federal income tax purposes.

Distributions:    Distributions to shareholders are recorded on each ex-dividend date. The Fund declared and paid or reinvested dividends quarterly under an income-based distribution policy. The income-based distribution policy has a stated goal of providing quarterly distributions out of the Fund’s accumulated

TCW Strategic Income Fund, Inc.

June 30, 2017

Note 2 — Significant Accounting Policies (Continued)

undistributed net investment income and/or other sources subject to the requirements of the 1940 Act and Sub-chapter M of the Internal Revenue Code (the “Code”). The source for the dividend can come from net investment income and net realized capital gains measured on a fiscal year basis. Any portion of the distribution that exceeds income and capital gains will be treated as a return of capital. Under certain conditions, federal tax regulations cause some or all of the return of capital to be taxed as ordinary income. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from GAAP. These differences may be primarily due to differing treatments for market discount and premium, losses recognized on structured debt, losses deferred due to wash sales, foreign currency gains and losses, and spillover distributions. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid-in capital and may affect net investment income per share.

Derivative Instruments:    Derivatives are financial instruments whose values are based on the values of one or more indicators, such as a security, asset, currency, interest rate, or index. Derivative transactions can create investment leverage and may be highly volatile. It is possible that a derivative transaction will result in a loss greater than the principal amount invested. The Fund may not be able to close out a derivative transaction at a favorable time or price.

For the period ended June 30, 2017, the Fund had derivatives and transactions in derivatives, grouped in the following risk categories:

	Equity Risk	Foreign Currency Risk	Interest Rate Risk	Total
Statement of Asset and Liabilities
Asset Derivatives
Futures Contracts (1)	$—	$—	$31,242	$31,242
Forward Contracts	—	17,178	—	17,178

Total Value	$—	$17,178	$31,242	$48,420

Liability Derivatives
Futures Contracts (1)	$(22,941)	$—	$(68,164)	$(91,105)

Total Value	$(22,941)	$—	$(68,164)	$(91,105)

Statement of Operations:
Realized Gain (Loss)
Futures Contracts	$334,337	$—	$(171,829)	$162,508
Forward Contracts	—	(314,048)	—	(314,048)

Total Realized Gain (Loss)	$334,337	$(314,048)	$(171,829)	$(151,540)

Change in (Depreciation)
Futures Contracts	$(30,562)	$—	$(109,437)	$(139,999)
Forward Contracts	—	(56,451)	—	(56,451)

Total Change in Appreciation (Depreciation)	$(30,562)	$(56,451)	$(109,437)	$(196,450)

Outstanding Contracts (2)
Futures Contracts (Number of Contracts)	32	—	87	119
Forward Currency Contracts (Notional Amount)		$4,965,405		$4,965,405

(1)	Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only variation margin on June 30, 2017 is reported within the Statement of Assets and Liabilities.
(2)	Amount disclosed represents average number of contracts or notional amounts, which are representative of the volume traded for the period ended June 30, 2017.

TCW Strategic Income Fund, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Note 2 — Significant Accounting Policies (Continued)

Counterparty Credit Risk:    Derivative contracts may be exposed to counterparty risk. Losses can occur if the counterparty does not perform under the contract.

The Fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund.

With exchange traded futures and centrally cleared swaps, there is less counterparty credit risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency) of the clearing broker or clearinghouse. Additionally, credit risk exists in exchange traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Fund. In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. In addition, certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreements, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.

Collateral requirements:    For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark to market amount for each transaction under such agreement and comparing that amount to the value of any collateral pledged or received by the Fund.

Cash collateral that has been pledged to cover obligations of the Fund is reported separately on the Statement of Assets and Liabilities. Non-cash collateral pledged by the Fund, if any, is noted in the Schedule of Investments. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold, typically $250,000 or $500,000, before a transfer is required, which is determined at the close of each business day and the collateral is transferred on the next business day. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance. The Fund attempts to mitigate counterparty risk by entering into agreements only with counterparties that the Advisor believes

TCW Strategic Income Fund, Inc.

June 30, 2017

Note 2 — Significant Accounting Policies (Continued)

have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities. The Fund has implemented the disclosure requirements pursuant to FASB ASU No. 2013-01, Disclosures about Offsetting Assets and Liabilities that requires disclosures to make financial statements that are prepared under GAAP more comparable to those prepared under International Financial Reporting Standards.

The following table presents the Fund’s OTC derivatives by counterparty net of amounts available for offset under an ISDA Master Agreement and net of the related collateral received by the Fund as of June 30, 2017:

Counterparty	Gross Assets Subject to Master Agreements	Gross Liabilities Subject to Master Agreements	Net Assets (Liabilities) Subject to Master Agreements	Collateral Pledged (Received)	Net Amount(1)
Goldman Sachs & Co. (Derivatives)	$17,178	$—	$17,178	$—	$17,178

Total	$17,178	$—	$17,178	$—	$17,178

(1)	Represents the net amount receivable (payable) from (to) the counterparty in the event of default.

Note 3 — Portfolio Investments

Forward Foreign Currency Contracts:    The Fund may enter into forward foreign currency contracts as a hedge against fluctuations in foreign exchange rates. Forward foreign currency contracts are marked to market daily and the change in market value is recorded by the Fund as unrealized gains or losses in the Statement of Assets and Liabilities. When a contract is closed or delivery is taken, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of the foreign currency relative to the U.S. dollar. Outstanding foreign currency forward contracts at June 30, 2017 are disclosed in the Schedule of Investments.

Futures Contracts:    The Fund may seek to manage a variety of different risks or obtain exposure through the use of futures contracts. The Fund may use index futures to hedge against broad market risks to its portfolio or to gain broad market exposure when it holds uninvested cash or as an inexpensive substitute for cash investments directly in securities or other assets. Securities index futures contracts are contracts to buy or sell units of a securities index at a specified future date at a price agreed upon when the contract is made and are settled in cash. Positions in futures may be closed out only on an exchange or board of trade which provides a secondary market for such futures. Because futures contracts are exchange-traded, they typically have minimal exposure to counterparty risk. Parties to a futures contract are not required to post the entire notional amount of the contract, but rather a small percentage of that amount (by way of margin), both at the time they enter into futures transactions, and then on a daily basis if their positions decline in value; as a result, futures contracts are highly leveraged. Such payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. Because futures markets are highly leveraged, they can be extremely volatile, and there can be no assurance that the pricing of a futures contract will correlate precisely with the pricing of the asset or index underlying it or the asset or liability of the Fund that is the subject of the hedge. It may not always be possible for the Fund to enter into a closing transaction with respect to a futures contract it has entered into at a favorable time or price. When the Fund enters into a futures transaction, it is subject to the risk that the value of the futures contract will move in a direction unfavorable to it.

TCW Strategic Income Fund, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Note 3 — Portfolio Investments (Continued)

When the Fund uses futures contracts for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the transactions, at least in part. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. During the period ended June 30, 2017, the Fund used S&P 500 Index futures to gain exposure to the equity market. The Fund also utilized treasury futures to help manage interest rate duration and credit market exposure. Futures contracts outstanding at June 30, 2017 are listed in the Fund’s Schedule of Investments.

Options:    The Fund may purchase and sell put and call options on securities or indexes to enhance investment performance and/or to protect against changes in market prices.

A call option gives the holder the right to purchase, and obligates the writer to sell, a security at the strike price at anytime before the expiration date. A put option gives the holder the right to sell, and obligates the writer to buy, a security at the exercise price at any time before the expiration date. The Fund may purchase put options to protect portfolio holdings against a decline in market value of a security or securities held by them. The Fund may also purchase a put option hoping to profit from an anticipated decline in the value of the underlying security. If the Fund holds the security underlying the option, the option premium and any transaction costs will reduce any profit the Fund might have realized had it sold the underlying security instead of buying the put option. The Fund may purchase call options to hedge against an increase in the price of securities that the Fund ultimately wants to buy. The Fund may also purchase a call option as a long directional investment hoping to profit from an anticipated increase in the value of the underlying security. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. These costs will reduce any profit the Fund might have realized had it bought the underlying security at the time it purchased the call option.

The Fund may execute transactions in both listed and OTC options. Listed options involve minimal counterparty risk since listed options are guaranteed against default by the exchange on which they trade. Transactions in certain OTC options may expose the Fund to the risk of default by the counterparty to the transaction. In the event of default by the counterparty to the OTC option transaction, the Fund’s maximum amount of loss as purchaser is the premium paid plus any unrealized gain. During the period ended June 30, 2017, the Fund did not purchase or write any option contracts.

Swap Agreements:    The Fund may enter into swap agreements. Swap agreements are typically two-party contracts entered into primarily by institutional investors. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount” (i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or in a “basket” of securities representing a particular index).

The Fund may enter into credit default swap transactions as a “buyer” or “seller” of credit protection. In a credit default swap, one party provides what is in effect insurance against a default or other adverse credit event affecting an issuer of debt securities (typically referred to as a “reference entity”). In general, the buyer of credit protection is obligated to pay the protection seller an upfront amount or a periodic stream of payments over the term of the swap. If a “credit event” occurs, the buyer has the right to deliver to the seller bonds or other obligations of the reference entity (with a value up to the full notional value of the

TCW Strategic Income Fund, Inc.

June 30, 2017

Note 3 — Portfolio Investments (Continued)

swap), and to receive a payment equal to the par value of the bonds or other obligations. Credit events that would trigger a request that the seller make payment are specific to each credit default swap agreement, but generally include bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium. When the Fund buys protection, it may or may not own securities of the reference entity. When the Fund sells protection under a credit default swap, the position may have the effect of creating leverage in the Fund’s portfolio through the Fund’s indirect long exposure to the issuer or securities on which the swap is written. When the Fund sells protection, it may do so either to earn additional income or to create such a “synthetic” long position.

During the term of a swap transaction, changes in the value of the swap are recognized as unrealized gains or losses by marking to market to reflect the market value of the swap. When the swap is terminated, the Fund will record a realized gain or loss equal to the difference, if any, between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the agreement. Upfront swap premium payments paid or received by the Fund, if any, are recorded within the value of the open swap agreement on the Fund’s Statement of Assets and Liabilities and represent payments paid or received upon entering into the swap agreement to compensate for differences between stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, and other relevant factors). These upfront payments are recorded as realized gain or loss on the Fund’s Statement of Operations upon termination or maturity of the swap agreement.

During the term of a swap transaction, the periodic net payments can be made for a set period of time or may be triggered by a predetermined credit event. The net periodic payments may be based on a fixed or variable interest rate, the change in market value of a specified security, basket of securities or index, or the return generated by a security. These periodic payments received or made by the Fund are recorded as realized gains and losses, respectively. During the period ended June 30, 2017, the Fund did not enter into such agreements.

Mortgage-Backed Securities:    The Fund may invest in mortgage pass-through securities which represent interests in pools of mortgages in which payments of both principal and interest on the securities are generally made monthly, in effect “passing through” monthly payments made by borrowers on the residential or commercial mortgage loans which underlie the securities (net of any fees paid to the issuer or guarantor of the securities). Mortgage pass-through securities differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates. The Fund may also invest in Collateralized Mortgage Obligations (“CMOs”). CMOs are debt obligations collateralized by residential or commercial mortgage loans or residential or commercial mortgage pass-through securities. Interest and principal are generally paid monthly. CMOs may be collateralized by whole mortgage loans or private mortgage pass-through securities but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by Ginnie Mae, Freddie Mac or Fannie Mae. The issuer of a series of CMOs may elect to be treated for tax purposes as a Real Estate Mortgage Investment Conduit. CMOs are structured into multiple classes, each bearing a different stated maturity. Monthly payment of principal received from the pool of underlying mortgages, including prepayments, is first returned to investors holding the shortest maturity class. Investors holding the longer maturity classes usually receive principal only after shorter classes have been retired. An investor may be partially protected against a sooner than desired return of principal because of the sequential payments. The Fund may invest in stripped MBS. Stripped MBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of

TCW Strategic Income Fund, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Note 3 — Portfolio Investments (Continued)

mortgage assets. In certain cases, one class will receive all of the interest (the interest only or “IO” class), while the other class will receive all of the principal (the principal-only or “PO” class). The yield to maturity on IOs is sensitive to the rate of principal prepayments (including prepayments) on the related underlying mortgage assets, and principal payments may have a material effect on yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may not fully recoup its initial investment in IOs.

Repurchase Agreements:    The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement (“MRA”). The MRA permits the Fund, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Fund. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Pursuant to the terms of the MRA, the Fund receives securities as collateral with a market value in excess of the repurchase price to be received by the Fund upon the maturity of the repurchase transaction. Upon a bankruptcy or insolvency of the MRA counterparty, the Fund recognizes a liability with respect to such excess collateral to reflect the Fund’s obligation under bankruptcy law to return the excess to the counterparty. The Fund had no repurchase agreements outstanding at June 30, 2017.

When-Issued, Delayed-Delivery, and Forward Commitment Transactions:    The Fund may enter into when issued, delayed-delivery or forward commitment transactions in order to lock in the purchase price of the underlying security or to adjust the interest rate exposure of the Fund’s existing portfolio. In when-issued, delayed-delivery, or forward commitment transactions, the Fund commits to purchase particular securities, with payment and delivery to take place at a future date. Although the Fund does not pay for the securities or start earning interest on them until they are delivered, it immediately assumes the risks of ownership, including the risk of price fluctuation. If the Fund’s counterparty fails to deliver a security purchased on a when issued, delayed-delivery or forward commitment basis, there may be a loss, and the Fund may have missed an opportunity to make an alternative investment.

Prior to settlement of these transactions, the value of the subject securities will fluctuate. In addition, because the Fund is not required to pay for when-issued, delayed-delivery or forward commitment securities until the delivery date, they may result in a form of leverage. To guard against this deemed leverage, the Fund monitors the obligations under these transactions and ensures that the Fund has sufficient liquid assets to cover them.

Security Lending:    The Fund may lend its securities to qualified brokers. The loans must be collateralized at all times primarily with cash although the Fund can accept money market instruments or U.S. government securities with a market value at least equal to the market value of the securities on loan. As with any extensions of credit, the Fund may bear the risk of delay in recovery or even loss of rights in the collateral if the borrowers of the securities fail financially. The Fund earns additional income for lending its securities by investing the cash collateral in short-term investments. The Fund did not lend any securities during the period ended June 30, 2017.

Use of Estimates:    The preparation of the accompanying financial statements requires management to make estimates and assumptions that affect the reported amount of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

TCW Strategic Income Fund, Inc.

June 30, 2017

Note 4 — Risk Considerations

Market Risk:    The Fund’s investments will fluctuate with market conditions, and so will the value of your investment in the Fund. You could lose money on your investment in the Fund or the Fund could underperform other investments.

Liquidity Risk:    The Fund’s investments in illiquid securities may reduce the returns of the Fund because it may not be able to sell the illiquid securities at an advantageous time or price. Investments in high yield securities, foreign securities, derivatives or other securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk. Certain investments in private placements and Rule 144A securities may be considered illiquid investments. The Fund may invest in private placements and Rule 144A securities.

Interest Rate Risk:    The values of the Fund’s investments fluctuate in response to movements in interest rates. If rates rise, the values of debt securities generally fall. The longer the average duration of a Fund’s investment portfolio, the greater the change in value.

Mortgage-Backed and Other Asset-Backed Securities Risk:    The Fund may invest in mortgage-backed (“MBS”) or other asset-backed securities (“ABS”). The values of some mortgage-backed or other asset-backed securities may expose the Fund to a lower rate of return upon reinvestment of principal. When interest rates rise, the value of mortgage-related securities generally will decline; however, when interest rates are declining, the value of mortgage related-securities with prepayment features may not increase as much as other fixed-income securities. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage related security, and may shorten or extend the effective maturity of the security beyond what was anticipated at the time of purchase. If an unanticipated rate of prepayment on underlying mortgages increases the effective maturity of a mortgage-related security, the volatility of the security can be expected to increase. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

Derivatives Risk:    Use of derivatives, which at times is an important part of the Fund’s investment strategy, involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Investments in derivatives could cause the Fund to lose more than the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that the Fund will achieve its objective with these transactions to reduce exposure to other risks when that would be beneficial.

Credit Risk:    The values of any of the Fund’s investments may also decline in response to events affecting the issuer or its credit rating. The lower rated debt securities in which the Fund may invest are considered speculative and are subject to greater volatility and risk of loss than investment-grade securities, particularly in deteriorating economic conditions. The value of some mortgage-related securities in which the Fund invests also may fall because of unanticipated levels of principal prepayments that can occur when interest rates decline. The Fund invests a material portion of its assets in securities of issuers that hold mortgage- and asset-backed securities and direct investments in securities backed by commercial and residential mortgage loans and other financial assets. The value and related income of these securities are sensitive to changes in economic conditions, including delinquencies and/or defaults. Continuing shifts in the market’s perception of credit quality on securities backed by commercial and residential mortgage

TCW Strategic Income Fund, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Note 4 — Risk Considerations (Continued)

loans and other financial assets may result in increased volatility of market prices and periods of illiquidity that can negatively impact the valuation of certain issuers held by the Fund.

MBS and ABS are characterized and classified in a variety of different ways. These classifications include a view of the securities’ cash flow structure (pass through, sequential pay, prepayment-protected, interest only, principal-only, etc.), the security of the claim on the underlying assets (senior, mezzanine and subordinated), as well as types of underlying collateral (prime conforming loans, prime non-conforming loans, Alt-A loans, subprime loans, commercial loans, etc.). In many cases, the classification incorporates a degree of subjectivity — a particular loan might be categorized as “prime” by the underwriting standards of one mortgage issuer while another might classify the loan as “subprime.” In addition to other functions, the risk associated with an investment in a mortgage loan must take into account the nature of the collateral, the form and the level of credit enhancement, the vintage of the loan, the geography of the loan, the purpose of the loan (refinance versus purchase versus equity take-out), the borrower’s credit quality (e.g., FICO score), and whether the loan is a first trust deed or a second lien.

Counterparty Risk:    The Fund may be exposed to counterparty risk, or the risk that an entity with which the Fund has unsettled or open transactions may default. Financial assets, which potentially expose the Fund to credit and counterparty risks, consist principally of investments and cash due from counterparties. The exposure to credit and counterparty risks with respect to these financial assets is reflected in fair values recorded in the Fund’s Statement of Assets and Liabilities.

Note 5 — Federal Income Taxes

It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and distribute all of its net taxable income, including any net realized gains on investments, to its shareholders. Therefore, no federal income tax provision is required.

At June 30, 2017, net unrealized appreciation for federal income tax purposes is comprised of the following components:

Unrealized appreciation	$21,741,480
Unrealized (depreciation)	(5,327,670)

Net unrealized appreciation	$16,413,810

Cost of Investments for Federal Income Tax Purposes	$267,931,592

The Fund did not have any unrecognized tax benefits at June 30, 2017, nor were there any increases or decreases in unrecognized tax benefits for the period then ended; and therefore no interest or penalties were accrued. The Fund is subject to examination by U.S. federal and state tax authorities for returns filed for the prior three and four fiscal years, respectively.

For the year ended December 31, 2016, the Fund distributed, on a tax basis, $11,828,749 of ordinary income and long term capital gains of $1,413,919. The Fund had $1,414,387 of undistributed ordinary income at December 31, 2016, on a tax basis.

Note 6 — Investment Advisory and Service Fees

As compensation for the investment advisory services rendered, facilities provided, and expenses borne, the Advisor is paid a monthly fee by the Fund computed at the annual rate of 0.75% of the first $100 million of the Fund’s average managed assets and 0.50% of the Fund’s average managed assets in excess of $100 million.

TCW Strategic Income Fund, Inc.

June 30, 2017

Note 7 — Purchases and Sales of Securities

For the period ended June 30, 2017, purchases and sales or maturities of investment securities (excluding short-term investments) aggregated to $46,786,827 and $41,229,210, respectively, for non-U.S. Government securities, and aggregated to $3,253,059 and $7,418,837, respectively, for U.S. Government securities.

Note 8 — Directors’ Fees

Directors who are not affiliated with the Advisor received, as a group, fees and expenses of $53,395 from the Fund for the period ended June 30, 2017. Directors may elect to defer receipt of their fees in accordance with the terms of a Non-Qualified Deferred Compensation Plan. Deferred compensation is included within Accrued Directors’ Fees and Expenses in the Statement of Assets and Liabilities. Certain Officers and/or Directors of the Fund are also Officers and/or Directors of the Advisor but do not receive any compensation from the Fund.

Note 9 — Restricted Securities

The Fund is permitted to invest in securities that have legal or contractual restrictions on resale. These securities may be sold privately, but are required to be registered before being sold to the public (exemption rules apply). Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933, as amended (the “Securities Act”). However, the Fund considers 144A securities to be restricted if those securities have been deemed illiquid by the Advisor. Disposal of these securities may involve time consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Restricted securities outstanding at June 30, 2017 are listed below:

Issuer Description	Acquisition Date	Acquisition Cost	Aggregate Value	Percentage of Net Assets
Citigroup Commercial Mortgage Trust, (12-GC8-XA), (144A), 2.312%, due 09/10/45	2/13/15-2/26/15	$375,604	$271,415	0.1%
JPMorgan Chase Commercial Mortgage Securities Trust, (09-IWST-XA), (144A), 1.893%, due 12/05/27	11/12/2015	555,128	548,135	0.2%
UBS Commercial Mortgage Trust 2012-C1, (12-C1-XA), (144A), 2.271%, due 05/10/45	6/27/17	147,775	147,574	0.1%

		$1,078,507	$967,124	0.4%

Note 10 — Loan Outstanding

The Fund is permitted to have borrowings for investment purposes. The Fund has entered into a line of credit agreement with The Bank of New York Mellon which permits the Fund to borrow up to $70 million at a rate, per annum, equal to the Federal Funds Rate plus 1.00%. There is also an annual facility fee of $35,000, which is shown on the Statement of Operations. The Fund did not have any borrowings during the period ended June 30, 2017.

Note 11 — Indemnifications

Under the Fund’s organizational documents, its Officers and Directors may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. In addition, the Fund entered into an agreement with each of the Directors which provides that the Fund will indemnify and hold harmless each Director against any expenses actually and reasonably incurred by the Director in any proceeding arising out of or in connection with the Director’s services to the Fund, to the fullest extent

TCW Strategic Income Fund, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Note 11 — Indemnifications (Continued)

permitted by the Fund’s Articles of Incorporation and By-Laws, the Maryland General Corporation Law, the Securities Act, and the 1940 Act, each as now or hereinafter in force. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote. The Fund has not accrued any liability in connection with such indemnification.

Note 12 — Recently Issued Accounting Pronouncement

In October 2016, the U.S. Securities and Exchange Commission adopted new rules and amended existing rules (together, “final rules”) intended to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management is currently evaluating the impact that the adoption of the amendments to Regulation S-X will have on the Fund’s financial statements and related disclosures.

TCW Strategic Income Fund, Inc.

Financial Highlights

	Six Months Ended June 30, 2017 (Unaudited)		Year Ended December 31,
			2016	2015	2014	2013	2012
Net Asset Value Per Share, Beginning of Period	$5.81		$5.83	$5.95	$5.82	$5.60	$4.94

Income from Operations:
Net Investment Income (1)	0.13		0.26	0.22	0.24	0.31	0.43
Net Realized and Unrealized Gain (Loss) on Investments	0.11		0.00 (2)	(0.13)	0.14	0.30	0.78

Total from Investment Operations	0.24		0.26	0.09	0.38	0.61	1.21

Less Distributions:
Distributions from Net Investment Income	(0.11)		(0.21)	(0.21)	(0.25)	(0.39)	(0.55)
Distributions from Net Realized Gains	—		(0.07)	—	—	—	—

Total Distributions	(0.11)		(0.28)	(0.21)	(0.25)	(0.39)	(0.55)

Net Asset Value Per Share, End of Period	$5.94		$5.81	$5.83	$5.95	$5.82	$5.60

Market Value Per Share, End of Period	$5.64		$5.33	$5.27	$5.39	$5.34	$5.36

Net Asset Value Total Return (3)	4.15	% (4)	4.49%	1.60%	6.66%	11.19%	24.95%
Market Price Return (5)	7.92	% (4)	6.56%	1.83%	5.66%	6.92%	22.20%

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$283,484		$277,132	$277,932	$283,835	$277,337	$266,798
Ratio of Expenses Before Interest Expense to Average Net Assets	0.81	% (6)	0.84%	0.87%	0.85%	0.91%	1.03%
Ratio of Interest Expense to Average Net Assets	0.01	% (6)	0.01%	0.01%	0.02%	0.11%	0.21%
Ratio of Total Expenses to Average Net Assets	0.82	% (6)	0.85%	0.88%	0.87%	1.02%	1.24%
Ratio of Net Investment Income to Average Net Assets	4.54	% (6)	4.38%	3.70%	4.05%	5.25%	7.88%
Portfolio Turnover Rate	18.22	% (4)	29.20%	24.81%	12.09%	34.97%	35.09%

(1)	Computed using average shares outstanding throughout the period.
(2)	Amount rounds to less than $0.01 per share.
(3)	Based on net asset value per share, adjusted for reinvestment of distributions.
(4)	For the six months ended June 30, 2017 and not indicative of a full year’s results.
(5)	Based on market price per share, adjusted for reinvestment of distributions.
(6)	Annualized.

See accompanying notes to financial statements.

TCW Strategic Income Fund, Inc.

Supplemental Information

Proxy Voting Guidelines

The policies and procedures that the Fund uses to determine how to vote proxies are available without charge. The Board of the Fund has delegated the Fund’s proxy voting authority to the Advisor.

Disclosure of Proxy Voting Guidelines

The proxy voting guidelines of the Advisor are available:

1.	By calling 1-(877) 829-4768 to obtain a hard copy; or

2.	By going to the Securities and Exchange Commission’s (the “SEC”) website at www.sec.gov.

When the Fund receives a request for a description of the Advisor’s proxy voting guidelines, it will deliver the description that is disclosed in the Fund’s Statement of Additional Information. This information will be sent out via first class mail (or other means designed to ensure equally prompt delivery) within three business days of receiving the request.

The Advisor, on behalf of the Fund, must prepare and file Form N-PX with the SEC not later than August 31 of each year, which must include the Fund’s proxy voting record for the most recent twelve-month period ended June 30 of that year. The Fund’s proxy voting record for the most recent twelve-month period ended June 30, 2017 is available without charge:

1.	By calling 1-(877) 829-4768 to obtain a hard copy; or

2.	By going to the SEC website at http://www.sec.gov.

When the Fund receives a request for the Fund’s proxy voting record, it will send the information disclosed in the Fund’s most recently filed report on Form N-PX via first class mail (or other means designed to ensure equally prompt delivery) within three business days of receiving the request.

The Fund also discloses its proxy voting record on its website as soon as is reasonably practicable after its report on Form N-PX is filed with the SEC.

Availability of Quarterly Portfolio Schedule

The Fund files a complete schedule of its portfolio holdings with the SEC for the first and third quarters of its fiscal year on Form N-Q. The Form N-Q is available by calling 1-(877) 829-4768 to obtain a hard copy. You may also obtain the Fund’s Form N-Q:

1.	By going to the SEC website at http://www.sec.gov.; or

2.	By visiting the SEC’s Public Reference Room in Washington, D.C. and photocopying it (Phone 1-800-SEC-0330 for information on the operation of the SEC’s Public Reference Room).

Corporate Governance Listing Standards

In accordance with Section 303A.12 (a) of the New York Stock Exchange Listed Company Manual, the Fund’s Annual CEO Certification certifying compliance with NYSE’s Corporate Governance Listing Standards was submitted to the Exchange on October 20, 2016 as part of its Annual Written Affirmation.

TCW Strategic Income Fund, Inc.

Dividend Reinvestment Plan

Shareholders who wish to add to their investment may do so by making an election to participate in the Dividend Reinvestment Plan (the “Plan”). Under the Plan, your dividend is used to purchase shares on the open market whenever shares, including the related sales commission, are selling below the Fund’s NAV per share. You will be charged a pro-rata portion of brokerage commissions on open-market purchases under the Plan. If the market price, including commission, is selling above the NAV, you will receive shares at a price equal to the higher of the NAV per share on the payment date or 95% of the closing market price on the payment date. Generally, for tax purposes, shareholders participating in the Plan will be treated as having received a distribution from the Fund in cash equal to the value of the shares purchased from them under the Plan.

To enroll in the Plan, if your shares are registered in your name, write to Computershare, P.O. Box #50500, Louisville, KY 40233, or call toll free at (866) 227-8179. If your shares are held by a brokerage firm, please call your broker. If you participate in the Plan through a broker, you may not be able to transfer your shares to another broker and continue to participate in the Plan if your new broker does not permit such participation. If you no longer want to participate in the Plan, please contact Computershare or your broker. You may elect to continue to hold shares previously purchased on your behalf or to sell your shares and receive the proceeds, net of any brokerage commissions. If you need additional information or assistance, please call our investor relations department at (877) 829-4768 or visit our website at www.tcw.com. As always, we would be pleased to accommodate your investment needs.

Distribution policy

The Fund has a net investment income-based distribution policy. The policy is to pay quarterly distributions out of the Fund’s accumulated undistributed net investment income and/or other sources subject to the requirements of the 1940 Act and Sub-chapter M of the Code.

Distribution policies are a matter of Board discretion and may be modified or terminated at any time without prior notice. Any such change or termination may have an adverse effect on the market price for the Fund’s shares.

You should not draw any conclusions about the Fund’s investment performance from the amount of the quarterly distribution or from the terms of the Fund’s distribution policy.

TCW Strategic Income Fund, Inc.

865 South Figueroa Street

Los Angeles, California 90017

800 386 3829

www.TCW.com

INVESTMENT ADVISOR

TCW Investment Management Company LLC

865 South Figueroa Street

Los Angeles, California 90017

TRANSFER AGENT, DIVIDEND REINVESTMENT AND DISBURSEMENT AGENT AND REGISTRAR

Computershare

P.O. Box 50500

Louisville, KY 40233

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Deloitte & Touche LLP

555 West 5th Street

Los Angeles, California 90013

CUSTODIAN & ADMINISTRATOR

State Street Bank & Trust Company

One Lincoln Street

Boston, Massachusetts 02111

LEGAL COUNSEL

Paul Hastings LLP

101 California Street, 48th Floor

San Francisco, California 94111

DIRECTORS

Samuel P. Bell

Director

David S. DeVito

Director, President, and Chief Executive Officer

John A. Gavin

Director

Patrick C. Haden

Director and Chairman

David B. Lippman

Director

Peter McMillan

Director

Charles A. Parker

Director

Victoria B. Rogers

Director

Andrew Tarica

Director

OFFICERS

Meredith S. Jackson

Senior Vice President, General Counsel and Secretary

Richard M. Villa

Treasurer, and Chief Financial and Accounting Officer

Jeffrey A. Engelsman

Chief Compliance Officer

and Anti-Money Laundering Officer

Lisa Eisen

Tax Officer

George N. Winn

Assistant Treasurer

Patrick W. Dennis

Assistant Secretary

TSIart9445      6/30/17

Item 2.	Code of Ethics.

Not required for this filing.

Item 3.	Audit Committee Financial Expert.

Not required for this filing.

Item 4.	Principal Accountant Fees and Services.

Not required for this filing.

Item 5.	Audit Committee of Listed Registrants.

Not required for this filing.

Item 6.	Investments.

(a)	The Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this Form N-CSR.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not required for this filing.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not required for this filing.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

None.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to Registrant’s Board of Directors.

Item 11.	Controls and Procedures.

(a)

The Chief Executive Officer and Chief Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) provide reasonable assurances that material information relating to the Registrant is made known to them by the appropriate persons as of a date within 90 days of the filing date of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1)	Not required for this filing.

(a)(2)	The certifications required by Rule 30a-2(a) of the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 (“Sarbanes-Oxley Act”) are filed herewith.

(a)(3)	Not applicable.

(b)	The certifications required by Rule 30a-2(b) of the 1940 Act and Section 906 of the Sarbanes-Oxley Act are filed herewith.

(c)	Not required for this filing.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	TCW Strategic Income Fund, Inc.

By (Signature and Title)
/s/ David S. DeVito
David S. DeVito
Chief Executive Officer

Date	August 25, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)
/s/ David S. DeVito
David S. DeVito
Chief Executive Officer

Date	August 25, 2017

By (Signature and Title)
/s/ Richard M. Villa
Richard M. Villa
Chief Financial Officer

Date	August 25, 2017